UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period :	January 1, 2013 — December 31, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|13

Annual report

Putnam VT
Diversified Income Fund

Putnam Investments

Message from the Trustees

Dear Shareholder:

As 2014 gets under way, signs point to a more widespread economic recovery around the world. We are encouraged by the improvement that the larger developed economies are showing in key areas such as unemployment, housing, and manufacturing.

Some storm clouds also have cleared. It is no longer a guessing game as to when the U.S. Federal Reserve will begin reducing its stimulative bond-buying program. And the looming threat of another federal government shutdown is easing. Moreover, the embattled 17-nation eurozone, which just a year ago appeared to teeter on the verge of financial collapse, seems to be emerging from recession. At the same time, Japan is pursuing structural policies seeking to reverse its deflationary spiral, while China is working toward instituting important domestic reforms to support sustainable growth.

In 2013, U.S. stocks, as measured by the S&P 500 Index, soared more than 30%, posting their best year since 1997. Equities may continue to benefit from better business conditions, but it is worth remembering that advances of such magnitude are rare. For fixed-income investors, rising Treasury yields may continue to pose a challenge requiring a different set of strategies than those that were common during the years of falling rates.

To help you pursue your financial goals in this environment, Putnam offers fresh thinking and a commitment to fundamental research, active investing, and risk management strategies. Your financial advisor also can help guide you toward your investment goals, while taking into account your time horizon and tolerance for risk.

We would like to welcome new shareholders of the fund and to thank you for investing with Putnam. We would also like to extend our thanks to Elizabeth Kennan, who has retired from the Board of Trustees, for her 20 years of dedicated service.

Performance summary (as of 12/31/13)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2013

Class IA: $7.58	Class IB: $7.57

Total return at net asset value

				Citigroup
				Non-U.S.	JPMorgan
			Barclays U.S.	World	Developed
(as of	Class IA	Class IB	Aggregate	Government	High Yield
12/31/13)	shares*	shares†	Bond Index	Bond Index	Index‡

1 year	8.08%	7.81%	–2.02%	–4.56%	8.42%

5 years	105.06	103.79	24.27	11.89	143.76
Annualized	15.45	15.30	4.44	2.27	19.51

10 years	77.87	75.61	55.99	49.52	133.40
Annualized	5.93	5.79	4.55	4.10	8.85

Life	223.10	212.97	205.53	187.17	—
Annualized	5.95	5.78	5.66	5.35	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States. JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Credit quality

Aaa	21.9%

Aa	0.1%

A	0.3%

Baa	12.8%

Ba	13.6%

B	23.1%

Caa and below	15.6%

Not rated	4.1%

Cash and net other assets	8.5%

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. Ratings may vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Report from your fund’s manager

What was the bond market environment during the 12 months ended December 31, 2013?

During the early months of the period, spread sectors — sectors that trade at a yield premium to U.S. Treasuries — benefited from a more favorable economic backdrop and the tailwind of increased global liquidity that resulted from accommodative monetary policy in the United States and overseas. In May, however, the market environment changed considerably, as concern about higher interest rates weighed on investor sentiment, leading investors to sell off credit-sensitive securities in order to lock in profits.

After spiking in June, interest rates remained elevated until mid-September, due to uncertainty about when the Federal Reserve would begin the process of trimming its bond purchases. However, seeing a more uneven economic climate than it expected, including a weak September employment report along with the potential for fiscal discord in Washington, the Fed decided at its mid-September policy meeting to keep its $85-billion-a-month bond-buying program in place. This announcement surprised investors, causing bonds to rally, rates to decline, and spreads to tighten. The rally was further fueled in October when President Obama signed a short-term bill that raised the U.S. debt ceiling and funded the government through mid-January 2014, to end the partial government shutdown.

At its December policy meeting, the Fed announced the first reduction in its bond-buying program, which was somewhat earlier than investors were anticipating. The central bank agreed to reduce its purchases by $10 billion per month beginning in January, citing improving labor market conditions as its rationale. Bond yields spiked on the news, with the yield on the benchmark 10-year U.S. Treasury reaching 3.03% by year-end.

What strategies helped the fund’s performance during the past year?

As a group, our credit strategies were the biggest contributors. Holdings of high-yield corporate bonds bolstered the fund’s performance, most notably our investments in securities issued by financial institutions. Our mortgage credit holdings  — both commercial mortgage-backed securities [CMBS] and nonagency residential mortgage-backed securities [RMBS] — also aided the fund’s return. Within CMBS, the fund benefited from solid security selection in subordinated “mezzanine” bonds, which offered higher yields at what we believed were acceptable risks. Our RMBS investments performed well during the period’s first half, driven by investors’ appetite for higher-yielding securities as well as by a strengthening U.S. housing market.

Elsewhere, our prepayment strategies, which we implemented with securities such as interest-only collateralized mortgage obligations [IO CMOs], aided performance. Higher interest rates reduced the opportunities for the mortgages underlying our CMO holdings to be refinanced, and the resulting slower prepayment speeds helped boost the securities’ values.

Lastly, our overall duration and yield-curve strategy contributed to performance. Throughout the period, we sought to limit the fund’s interest-rate risk by maintaining a zero to negative duration, while also positioning the portfolio for a steeper yield curve. This strategy proved beneficial when rates rose in January, May, and June. Additionally, our defensive term-structure positioning worked well in December, as the Fed’s announcement that it would begin tapering its bond buying caused rates in the 5- to 7-year portion of the curve to rise.

How did the fund’s active currency strategy affect performance?

It detracted, primarily because the “risk-on/risk-off” mentality that dominated foreign exchange markets made it difficult to implement productive trades. In addition, less investment by banks and hedge funds hampered liquidity in the marketplace. Around the middle of the period, we sought to significantly reduce the fund’s currency risk by cutting back many of our active foreign currency positions. We felt this was prudent in light of heightened volatility in foreign-exchange markets.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve. In addition, we employed interest-rate swaps and “swaptions” — the latter of which give us the option to enter into a swap contract — to hedge the interest-rate risks associated with our CMO holdings. We also utilized total return swaps as a hedging tool and to help manage the fund’s sector exposure, as well as credit default swaps to hedge the fund’s credit risk. Lastly, we used currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the months ahead, and how are you positioning the fund?

As 2014 begins, we are focused on several key risks. First, the Fed is faced with a delicate balancing act as it seeks to communicate further reductions in its bond-buying program without destabilizing the financial markets or the U.S. economy. This will bear watching as economic data are released in the coming months.

Second, the Fed has taken the position that the non-accelerating inflation rate of unemployment [NAIRU] — the rate to which unemployment can fall without triggering wage inflation — is around 5.6%. However, our research suggests, and some institutions share the opinion, that the NAIRU may be significantly higher than this, primarily because of various structural problems hampering the labor participation rate. Generally speaking, investors believe wage inflation could become problematic at higher levels of unemployment. As the unemployment rate moves downward, if wage inflation develops earlier than the Fed is anticipating, we could see the central bank reducing its stimulus efforts at a faster pace than the markets are currently forecasting.

2 Putnam VT Diversified Income Fund

Lastly, it is possible that economic growth in 2014 could be stronger than forecast, particularly during the second half of the year. If that occurs, real interest rates — prevailing interest rates minus the rate of inflation — which have been negative since 2008, could significantly rise. That said, we don’t believe rates are likely to rise so quickly that the shift will adversely affect the economy.

In terms of positioning, given the prospect of higher interest rates, we continue to de-emphasize interest-rate risk and will seek what we believe are attractive opportunities for capitalizing on credit, prepayment, and liquidity spreads.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions and factors related to a specific issuer or industry. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Kevin F. Murphy; Michael V. Salm; and Paul D. Scanlon, CFA®.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

A word about derivatives

Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position. Derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2013, to December 31, 2013. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/13		for the 6 months ended 12/31/13

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.93	$5.21	$3.87	$5.14

Ending value
(after expenses)	$1,049.90	$1,047.00	$1,021.37	$1,020.11

Annualized
expense ratio†	0.76%	1.01%	0.76%	1.01%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/13. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

A note about your fund’s auditor

During your fund’s fiscal year, between July 18, 2013 and December 16, 2013, a non-U.S. member firm in PricewaterhouseCoopers LLP’s (“PwC”) global network of firms had an investment in certain non-U.S. funds that became affiliated with Putnam Investments as a result of the acquisition of the funds’ advisor by Putnam’s parent company, Great-West Lifeco Inc. The investment consisted of pension plan assets for the benefit of the member firm’s personnel. The investment is inconsistent with the requirements of the Securities and Exchange Commission’s auditor independence rules, which require an auditor to be independent for the entire year under audit. Your fund has been informed by PwC that this investment was no longer held by the plans as of December 16, 2013. During the period between the acquisition noted above and the disposition of the investment, none of the member firm’s personnel was on the PwC audit team for your fund, and none of the members of the audit team participated in the member firm’s pension plans. Based on its knowledge of the facts and its experience with PwC, the Audit and Compliance Committee of your fund’s Board of Trustees concluded that the investment by the PwC member firm would not affect PwC’s ability to render an objective audit opinion to your fund. Based on this conclusion and consideration of the potential risks that the disruption of a change of auditor could present, the Audit and Compliance Committee determined that PwC should continue to act as auditor for your fund.

4 Putnam VT Diversified Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Diversified Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Diversified Income Fund (the “fund”) at December 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2013 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2014

Putnam VT Diversified Income Fund 5

The fund’s portfolio 12/31/13

MORTGAGE-BACKED SECURITIES (45.5%)*	Principal amount	Value

Agency collateralized mortgage obligations (21.2%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.934s, 2032	$169,895	$260,027
IFB Ser. 3408, Class EK, 25.123s, 2037	77,006	111,123
IFB Ser. 2979, Class AS, 23.662s, 2034	28,260	36,173
IFB Ser. 3072, Class SM, 23.186s, 2035	193,570	274,714
IFB Ser. 3072, Class SB, 23.039s, 2035	198,402	279,582
IFB Ser. 3249, Class PS, 21.725s, 2036	164,569	222,510
IFB Ser. 3065, Class DC, 19.36s, 2035	347,011	488,008
IFB Ser. 3998, Class KS, IO, 6.533s, 2027	2,522,292	398,837
IFB Ser. 4048, Class GS, IO, 6.483s, 2040	2,023,943	395,155
IFB Ser. 4032, Class SA, IO, 6.333s, 2042	2,107,871	405,008
IFB Ser. 4125, Class SH, IO, 5.983s, 2042	2,166,704	387,255
IFB Ser. 4105, Class LS, IO, 5.983s, 2041	2,923,266	562,378
IFB Ser. 4240, Class SA, IO, 5.833s, 2043	8,396,246	1,887,476
IFB Ser. 4245, Class AS, IO, 5.833s, 2043	5,539,223	1,190,955
IFB Ser. 310, Class S4, IO, 5.783s, 2043	3,679,638	890,840
IFB Ser. 311, Class S1, IO, 5.783s, 2043	11,955,960	2,540,677
IFB Ser. 308, Class S1, IO, 5.783s, 2043	2,778,554	650,098
IFB Ser. 314, Class AS, IO, 5.723s, 2043	2,907,223	619,640
Ser. 3632, Class CI, IO, 5s, 2038	627,835	60,900
Ser. 3626, Class DI, IO, 5s, 2037	193,196	4,469
Ser. 4122, Class TI, IO, 4 1/2s, 2042	3,432,762	746,283
Ser. 4000, Class PI, IO, 4 1/2s, 2042	1,727,855	320,863
Ser. 4024, Class PI, IO, 4 1/2s, 2041	4,813,065	998,692
Ser. 3747, Class HI, IO, 4 1/2s, 2037	600,260	68,731
Ser. 4220, Class IE, IO, 4s, 2028	2,656,067	355,488
Ser. 4122, Class CI, IO, 3 1/2s, 2042	4,745,361	723,668
Ser. 4105, Class HI, IO, 3 1/2s, 2041	2,110,937	338,763
Ser. 304, IO, 3 1/2s, 2027	4,457,506	553,578
Ser. 304, Class C37, IO, 3 1/2s, 2027	3,296,467	414,069
Ser. 4210, Class PI, IO, 3s, 2041	3,289,139	371,056
Ser. T-57, Class 1AX, IO, 0.399s, 2043	1,716,710	19,947
Ser. 3300, PO, zero %, 2037	68,909	61,352
FRB Ser. 3326, Class WF, zero %, 2035	1,450	1,240

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.912s, 2036	113,649	211,604
IFB Ser. 06-8, Class HP, 23.963s, 2036	295,192	448,562
IFB Ser. 07-53, Class SP, 23.596s, 2037	192,960	281,212
IFB Ser. 08-24, Class SP, 22.68s, 2038	234,144	343,016
IFB Ser. 05-122, Class SE, 22.524s, 2035	308,012	442,190
IFB Ser. 05-83, Class QP, 16.966s, 2034	226,743	292,533
IFB Ser. 10-35, Class SG, IO, 6.235s, 2040	3,297,708	653,276
IFB Ser. 12-132, Class SB, IO, 6.035s, 2042	7,073,128	1,169,259
IFB Ser. 12-105, Class S, IO, 5.885s, 2042	1,678,737	310,566
IFB Ser. 13-103, Class SK, IO, 5.755s, 2043	1,816,183	406,276
IFB Ser. 13-128, Class CS, IO, 5.735s, 2043	3,186,602	689,071
IFB Ser. 13-101, Class CS, IO, 5.735s, 2043	2,161,880	470,641
IFB Ser. 10-46, Class WS, IO, 5.585s, 2040	1,963,284	263,689
Ser. 374, Class 6, IO, 5 1/2s, 2036	475,878	86,043
Ser. 12-132, Class PI, IO, 5s, 2042	8,701,078	1,836,189
Ser. 398, Class C5, IO, 5s, 2039	300,260	48,042
Ser. 10-13, Class EI, IO, 5s, 2038	143,996	5,148
Ser. 378, Class 19, IO, 5s, 2035	1,308,505	225,717
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	6,743,928	1,336,647
Ser. 409, Class 81, IO, 4 1/2s, 2040	5,046,299	1,027,429
Ser. 409, Class 82, IO, 4 1/2s, 2040	3,256,263	667,656
Ser. 366, Class 22, IO, 4 1/2s, 2035	576,111	45,651
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	2,551,670	306,098
Ser. 418, Class C24, IO, 4s, 2043	2,651,312	639,007

MORTGAGE-BACKED SECURITIES (45.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 13-44, Class PI, IO, 4s, 2043	$2,763,080	$468,860
Ser. 12-96, Class PI, IO, 4s, 2041	1,300,594	234,562
Ser. 406, Class 2, IO, 4s, 2041	3,127,077	634,797
Ser. 406, Class 1, IO, 4s, 2041	2,139,595	438,831
Ser. 409, Class C16, IO, 4s, 2040	3,640,202	770,439
Ser. 418, Class C15, IO, 3 1/2s, 2043	5,433,190	1,261,095
Ser. 13-35, Class IP, IO, 3s, 2042	3,520,737	423,176
Ser. 13-53, Class JI, IO, 3s, 2041	3,631,958	517,554
Ser. 13-23, Class PI, IO, 3s, 2041	4,205,507	466,433
Ser. 03-W10, Class 1, IO, 1.128s, 2043	571,317	18,188
Ser. 00-T6, IO, 0.739s, 2030	1,595,391	33,902
Ser. 99-51, Class N, PO, zero %, 2029	18,997	18,112

Government National Mortgage Association
IFB Ser. 10-151, Class SL, IO, 6.533s, 2039	1,336,414	233,725
IFB Ser. 10-163, Class SI, IO, 6.463s, 2037	4,332,554	649,887
Ser. 10-9, Class XD, IO, 6.433s, 2040	8,159,025	1,465,116
IFB Ser. 11-41, Class SM, IO, 6.433s, 2041	1,204,683	237,831
IFB Ser. 10-55, Class SG, IO, 6.333s, 2040	1,308,820	233,415
IFB Ser. 10-35, Class CS, IO, 6.303s, 2040	3,768,791	716,066
IFB Ser. 11-56, Class MI, IO, 6.283s, 2041	2,730,292	618,493
IFB Ser. 10-67, Class SE, IO, 6.283s, 2040	1,267,475	223,671
IFB Ser. 13-91, Class SP, IO, 6.133s, 2042	4,079,378	757,092
IFB Ser. 10-20, Class SE, IO, 6.083s, 2040	2,378,115	408,560
IFB Ser. 10-26, Class QS, IO, 6.083s, 2040	2,757,597	510,155
IFB Ser. 13-37, Class S, IO, 6.063s, 2043	1,118,134	190,754
IFB Ser. 13-113, Class SL, IO, 6.063s, 2042	2,007,584	355,562
IFB Ser. 13-87, Class SA, IO, 6.033s, 2043	2,345,332	389,743
IFB Ser. 10-120, Class SB, IO, 6.033s, 2035	588,107	55,076
IFB Ser. 13-129, Class SN, IO, 5.983s, 2043	2,689,632	417,754
IFB Ser. 13-165, Class LS, IO, 5.983s, 2043	2,322,143	423,094
IFB Ser. 13-99, Class SL, IO, 5.983s, 2043	3,366,469	587,179
IFB Ser. 10-20, Class SC, IO, 5.983s, 2040	3,278,219	569,132
IFB Ser. 13-184, Class SP, IO, 5.981s, 2043	4,038,000	764,999
Ser. 13-149, Class MS, IO, 5.933s, 2039	2,726,035	434,448
IFB Ser. 13-99, Class VS, IO, 5.933s, 2043	1,418,616	241,051
IFB Ser. 12-77, Class MS, IO, 5.933s, 2042	2,159,592	496,879
IFB Ser. 11-128, Class TS, IO, 5.883s, 2041	2,013,875	411,838
IFB Ser. 11-17, Class S, IO, 5.883s, 2041	2,854,303	454,034
IFB Ser. 10-158, Class SA, IO, 5.883s, 2040	1,190,675	207,296
IFB Ser. 10-151, Class SA, IO, 5.883s, 2040	1,182,179	205,888
IFB Ser. 13-184, Class SK, IO, 5.881s, 2043	2,371,000	424,456
IFB Ser. 10-89, Class SD, IO, 5.763s, 2040	1,729,808	291,909
IFB Ser. 11-70, Class SM, IO, 5.723s, 2041	3,437,000	832,854
IFB Ser. 11-70, Class SH, IO, 5.723s, 2041	3,530,000	856,202
IFB Ser. 10-43, Class KS, IO, 5.583s, 2040	2,661,101	403,955
IFB Ser. 10-31, Class SA, IO, 5.583s, 2040	3,971,719	654,139
IFB Ser. 10-37, Class SG, IO, 5.533s, 2040	3,034,114	480,361
IFB Ser. 10-115, Class BS, IO, 5.233s, 2040	3,778,045	560,095
Ser. 13-22, Class OI, IO, 5s, 2043	3,219,432	727,302
Ser. 13-3, Class IT, IO, 5s, 2043	2,872,857	649,698
Ser. 13-6, Class IC, IO, 5s, 2043	1,958,562	410,476
Ser. 12-146, Class IO, IO, 5s, 2042	4,537,590	957,023
Ser. 13-130, Class IB, IO, 5s, 2040	2,462,081	353,161
Ser. 13-16, Class IB, IO, 5s, 2040	3,849,975	472,387
Ser. 11-41, Class BI, IO, 5s, 2040	2,822,291	379,230
Ser. 10-35, Class UI, IO, 5s, 2040	2,615,027	588,946
Ser. 10-20, Class UI, IO, 5s, 2040	2,246,515	477,205
Ser. 10-9, Class UI, IO, 5s, 2040	15,026,817	3,336,264
Ser. 09-121, Class UI, IO, 5s, 2039	4,816,935	1,049,369
Ser. 13-34, Class IH, IO, 4 1/2s, 2043	6,487,923	1,410,825

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (45.5%)* cont.		Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-24, Class IC, IO, 4 1/2s, 2043		$1,306,656	$281,075
Ser. 13-24, Class IK, IO, 4 1/2s, 2043		3,816,876	820,476
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		451,535	84,121
Ser. 10-35, Class AI, IO, 4 1/2s, 2040		2,062,486	421,521
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		11,440,884	2,458,425
Ser. 10-9, Class QI, IO, 4 1/2s, 2040		7,986,005	1,755,716
Ser. 10-168, Class PI, IO, 4 1/2s, 2039		1,113,396	205,644
Ser. 10-158, Class IP, IO, 4 1/2s, 2039		5,286,060	922,100
Ser. 10-98, Class PI, IO, 4 1/2s, 2037		1,529,637	179,732
Ser. 13-165, Class IL, IO, 4s, 2043		2,143,441	382,819
Ser. 12-47, Class CI, IO, 4s, 2042		4,296,564	989,094
Ser. 13-102, Class IP, IO, 3 1/2s, 2043		3,088,267	447,805
Ser. 13-76, Class IO, IO, 3 1/2s, 2043		8,176,515	1,499,736
Ser. 13-28, Class IO, IO, 3 1/2s, 2043		2,963,728	473,270
Ser. 13-54, Class JI, IO, 3 1/2s, 2043		3,479,405	609,731
Ser. 13-37, Class JI, IO, 3 1/2s, 2043		5,495,612	896,005
Ser. 13-27, Class PI, IO, 3 1/2s, 2042		3,784,835	666,131
Ser. 12-140, Class IC, IO, 3 1/2s, 2042		2,973,250	698,732
Ser. 06-36, Class OD, PO, zero %, 2036		5,041	4,369

Structured Asset Securities Corp. 144A IFB
Ser. 07-4, Class 1A3, IO, 6.007s, 2045		3,759,848	657,973

			76,160,096
Commercial mortgage-backed securities (15.2%)
Banc of America Commercial Mortgage Trust
FRB Ser. 05-6, Class G, 5.184s, 2047		829,000	805,542
Ser. 05-4, Class C, 5.147s, 2045		927,000	880,650

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036		247,828	119,453
Ser. 07-5, Class XW, IO, 0.364s, 2051		37,235,042	345,429

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.887s, 2050		490,000	476,525
FRB Ser. 06-PW11, Class AJ, 5.439s, 2039		155,000	159,166
Ser. 05-PWR7, Class B, 5.214s, 2041		923,000	933,511
Ser. 05-PWR9, Class C, 5.055s, 2042		499,000	471,705
Ser. 05-PWR9, Class AJ, 4.985s, 2042		229,000	233,191

Citigroup Commercial Mortgage Trust Ser. 06-C5,
Class AJ, 5.482s, 2049		779,000	762,566

Citigroup Commercial Mortgage Trust 144A FRB
Ser. 12-GC8, Class D, 4.878s, 2045		501,000	454,307

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
FRB Ser. 07-CD5, Class E, 6.118s, 2044		578,000	560,660
Ser. 07-CD5, Class XS, IO, 0.043s, 2044		24,708,763	109,012

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049		460,000	477,572
FRB Ser. 04-LB3A, Class E, 5.364s, 2037		852,000	862,480

COMM Mortgage Trust 144A
FRB Ser. 13-LC6, Class D, 4.29s, 2046		980,000	825,808
FRB Ser. 13-CR6, Class D, 4.176s, 2046		741,000	614,897
FRB Ser. 13-CR8, Class D, 3.971s, 2046		902,000	729,999
FRB Ser. 07-C9, Class AJFL, 0.86s, 2049		1,154,000	1,015,520

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.567s,
2014 (Ireland)	GBP	97,171	144,014
FRB Ser. 05-CT1A, Class D, 1.565s,
2014 (Ireland)	GBP	5,652	9,265

Credit Suisse First Boston Commercial Mortgage
Trust Ser. 05-C5, Class C, 5.1s, 2038		$478,000	489,418

MORTGAGE-BACKED SECURITIES (45.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Credit Suisse First Boston Mortgage
Securities Corp. 144A
Ser. 02-CP5, Class G, 5.881s, 2035	$2,558,000	$2,429,826
Ser. 02-CP5, Class M, 5 1/4s, 2035	129,478	8,092

Credit Suisse Mortgage Capital Certificates
Ser. 06-C5, Class AX, IO, 0.211s, 2039	25,427,926	147,482

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)	476,332	19,530

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.418s, 2044	740,000	729,427

FFCA Secured Lending Corp. 144A Ser. 00-1,
Class X, IO, 1.032s, 2020	2,042,770	37,730

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	220,043

GE Capital Commercial Mortgage Corp. FRB
Ser. 05-C4, Class AJ, 5.31s, 2045	537,000	521,212

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 04-C3, Class B, 4.965s, 2041	561,000	494,735

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class D, 4.986s, 2042	1,053,000	1,050,470

GS Mortgage Securities Trust Ser. 05-GG4,
Class AJ, 4.782s, 2039	2,872,000	2,898,463

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045	865,000	840,694
FRB Ser. 11-GC3, Class D, 5.543s, 2044	664,000	668,587
FRB Ser. GC10, Class D, 4.415s, 2046	498,000	430,421
Ser. 05-GG4, Class XC, IO, 0.742s, 2039	76,634,982	574,762

Guggenheim Structured Real Estate Funding, Ltd.
144A FRB Ser. 05-2A, Class E, 2.165s, 2030
(Cayman Islands)	289,000	193,775

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051	494,500	505,923
FRB Ser. 06-LDP7, Class AJ, 5.863s, 2045	466,000	467,372
Ser. 06-LDP6, Class AJ, 5.565s, 2043	1,508,000	1,540,120
FRB Ser. 05-LDP3, Class D, 5.192s, 2042	974,000	943,903
FRB Ser. 04-CBX, Class B, 5.021s, 2037	316,000	320,704
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	807,000	743,598
FRB Ser. 13-C10, Class D, 4.161s, 2047	825,000	694,274

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.171s, 2051	704,000	687,866
FRB Ser. 07-CB20, Class C, 6.171s, 2051	1,004,000	935,286
FRB Ser. 11-C3, Class E, 5.541s, 2046	547,000	544,976
FRB Ser. 12-LC9, Class E, 4.427s, 2047	754,000	659,469
FRB Ser. 13-C13, Class D, 4.056s, 2046	638,000	528,922
Ser. 07-CB20, Class X1, IO, 0.154s, 2051	48,510,658	460,463

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	1,062,915	1,105,204
Ser. 98-C4, Class J, 5.6s, 2035	379,000	423,949

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039	731,000	738,529
Ser. 06-C6, Class E, 5.541s, 2039	900,000	834,930

Merrill Lynch Mortgage Investors Trust
Ser. 96-C2, Class JS, IO, 2.38s, 2028	45,594	5

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.263s, 2051	575,000	614,675
FRB Ser. 07-C1, Class A3, 5.858s, 2050	38,913	40,035
Ser. 05-MCP1, Class D, 5.023s, 2043	454,000	439,881

Merrill Lynch/Countrywide Financial Corp.
Commercial Mortgage Trust Ser. 06-4, Class AJ,
5.239s, 2049	758,000	720,100

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED SECURITIES (45.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Mezz Cap Commercial Mortgage Trust 144A
Ser. 07-C5, Class X, IO, 5.488s, 2049	$1,269,206	$91,002

Morgan Stanley Bank of America Merrill Lynch
Trust 144A Ser. 13-C10, Class D, 4.083s, 2046	536,000	443,578

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044	1,320,000	1,341,672
Ser. 07-HQ11, Class C, 5.558s, 2044	588,000	514,618
FRB Ser. 06-HQ8, Class B, 5.497s, 2044	2,160,000	2,106,648
FRB Ser. 06-HQ8, Class D, 5.497s, 2044	513,000	450,158
Ser. 06-HQ10, Class AJ, 5.389s, 2041	545,000	548,434
Ser. 04-IQ8, Class C, 5.3s, 2040	1,680,000	1,713,096

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6s, 2039	954,027	907,518
FRB Ser. 04-HQ3, Class K, 5.759s, 2041	533,000	552,774

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	1,158,069	1,160,385

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)	158,000	118,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	453,399	113,350

UBS-Barclays Commercial Mortgage Trust 144A FRB
Ser. 12-C3, Class D, 4.958s, 2049	376,000	334,368

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045	2,423,000	2,433,177
FRB Ser. 06-C25, Class AJ, 5.724s, 2043	735,000	757,859
FRB Ser. 05-C20, Class B, 5.241s, 2042	1,922,000	1,975,739
Ser. 07-C34, IO, 0.337s, 2046	13,158,039	159,212

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 03-C8, Class H, 4.251s, 2035	1,526,000	1,464,960

WF-RBS Commercial Mortgage Trust 144A FRB
Ser. 12-C6, Class D, 5.563s, 2045	688,000	664,995

		54,548,166
Residential mortgage-backed securities (non-agency) (9.1%)
Banc of America Funding Corp.
Ser. 06-2, Class 2A2, 6 1/4s, 2036	477,635	476,226
Ser. 06-2, Class 2A13, 6s, 2036	877,328	879,521
FRB Ser. 06-G, Class 2A5, 0.447s, 2036	550,473	473,407

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	184,015	100,490
Ser. 13-RR1, Class 3A3, 13.057s, 2037	470,088	394,639
Ser. 13-RR1, Class 9A4, 10.132s, 2036	310,000	311,085
Ser. 13-RR1, Class 2A4, 9.588s, 2036	640,000	584,320
Ser. 13-RR1, Class 3A2, 4s, 2037	410,101	407,805
Ser. 13-RR1, Class 4A2, 4s, 2037	461,294	456,589
Ser. 12-RR10, Class 8A2, 4s, 2036	378,620	374,759
FRB Ser. 12-RR10, Class 9A2, 2.66s, 2035	1,270,000	1,110,615

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 3A3, 13.114s, 2036	618,542	430,017
FRB Ser. 12-RR12, Class 2A3, 12 5/8s, 2035	412,151	379,179
FRB Ser. 12-RR11, Class 5A3, 11.012s, 2037	240,094	144,320
FRB Ser. 13-RR2, Class 3A2, 7.67s, 2036	440,000	407,000
FRB Ser. 10-RR12, Class 6A1, 5.995s, 2037	1,400,549	1,428,980
Ser. 12-RR12, Class 2A2, 4s, 2035	317,185	313,950
FRB Ser. 12-RR1, Class 1A4, 2.758s, 2037	508,818	359,226
FRB Ser. 09-RR11, Class 2A2, 2.43s, 2035	1,060,000	901,000
Ser. 09-RR7, Class 1A7, IO, 1.685s, 2046	33,411,255	1,044,102
Ser. 09-RR7, Class 2A7, IO, 1.508s, 2047	38,096,648	1,192,425
FRB Ser. 12-RR1, Class 6A5, 0.358s, 2046	500,000	436,250

Bear Stearns Asset Backed Securities, Inc. FRB
Ser. 04-FR3, Class M6, 5.04s, 2034	34,783	2,423

MORTGAGE-BACKED SECURITIES (45.5%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 8.329s, 2037		$500,000	$478,960
FRB Ser. 11-12, Class 2A2, 0.535s, 2035		1,160,000	939,600

Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 4A7, 6s, 2037		841,099	732,682
FRB Ser. 05-81, Class A1, 0.445s, 2037		1,076,497	791,871

Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 08-4R, Class 3A4, 2.702s, 2038		800,000	720,000

DSLA Mortgage Loan Trust Ser. 04-AR2, Class X2,
IO, 2.253s, 2044		5,697,616	292,448

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.067s, 2043
(United Kingdom)	GBP	328,968	540,015
FRB Ser. 03-2, Class 2C1, 2.77s, 2043
(United Kingdom)	EUR	880,000	1,200,083

Green Tree Financial Corp. Ser. 95-F, Class B2,
7.1s, 2021		$3,185	3,176

GSR Mortgage Loan Trust FRB Ser. 05-AR4,
Class 3A5, 2.651s, 2035		500,000	464,375

IndyMac INDX Mortgage Loan Trust FRB
Ser. 06-AR15, Class A1, 0.285s, 2036		642,768	478,219

JPMorgan Mortgage Trust FRB Ser. 07-A1,
Class 3A4, 2.813s, 2035		532,792	452,873

MLCC Mortgage Investors, Inc. Ser. 04-A,
Class XA2, IO, 1.154s, 2029		7,698,726	298,711

Mortgage IT Trust FRB Ser. 05-3, Class A2,
0.515s, 2035		598,567	509,381

Residential Accredit Loans, Inc. FRB Ser. 06-QO7,
Class 1A1, 0.943s, 2046		568,665	359,681

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.213s, 2046		2,108,731	1,845,139
FRB Ser. 06-AR3, Class A1B, 1.143s, 2046		1,177,224	951,197
FRB Ser. 05-AR19, Class A1C3, 0.665s, 2045		2,395,006	2,011,805
FRB Ser. 05-AR8, Class 2AC2, 5/8s, 2045		1,474,190	1,283,282
FRB Ser. 05-AR11, Class A1B2, 0.615s, 2045		878,573	755,573
FRB Ser. 05-AR13, Class A1B2, 0.595s, 2045		1,098,091	977,301
FRB Ser. 05-AR17, Class A1B2, 0.575s, 2045		913,014	778,345
FRB Ser. 05-AR19, Class A1C4, 0.565s, 2045		809,544	663,826
FRB Ser. 05-AR11, Class A1B3, 0.565s, 2045		1,682,341	1,472,048
FRB Ser. 05-AR8, Class 2AC3, 0.555s, 2045		525,593	457,529
FRB Ser. 05-AR6, Class 2AB3, 0.435s, 2045		497,397	447,657

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-12, Class A7, 5 1/2s, 2037		367,732	371,777

			32,885,882

Total mortgage-backed securities (cost $152,795,106)			$163,594,144

CORPORATE BONDS AND NOTES (32.3%)*		Principal amount	Value

Basic materials (2.2%)
ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)		$75,000	$94,980

ArcelorMittal sr. unsec. unsub. notes 7 1/2s,
2039 (France)		90,000	88,425

Ashland, Inc. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022		395,000	376,238

Atkore International, Inc. company
guaranty sr. notes 9 7/8s, 2018		249,000	267,675

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020		186,000	195,765

Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4 5/8s,
2022 (Germany)		135,000	128,925

8 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Basic materials cont.
Celanese US Holdings, LLC sr. notes 5 7/8s,
2021 (Germany)		$250,000	$266,250

Cemex SAB de CV 144A company
guaranty sr. notes 6 1/2s, 2019 (Mexico)		205,000	211,765

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2021		15,000	15,675

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		368,000	388,240

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 8 1/4s, 2019 (Australia)		115,000	129,088

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)		61,000	63,288

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)		207,000	218,137

Graphic Packaging International, Inc. company
guaranty sr. unsec. notes 4 3/4s, 2021		200,000	198,000

HD Supply, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020		213,000	229,508

HD Supply, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2020		278,000	331,863

Hexion U.S. Finance Corp. company
guaranty sr. notes 6 5/8s, 2020		270,000	276,750

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes
8 7/8s, 2018		273,000	283,579

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021		387,000	437,310

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020		260,000	256,100

Huntsman International, LLC 144A company
guaranty sr. unsec. notes 5 1/8s, 2021	EUR	100,000	138,086

IAMGOLD Corp. 144A company guaranty sr.
unsec. notes 6 3/4s, 2020 (Canada)		$54,000	46,440

Ineos Finance PLC 144A company
guaranty sr. notes 7 1/2s, 2020 (United Kingdom)		70,000	76,738

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		330,000	378,675

Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020		256,000	284,800

Momentive Performance Materials, Inc. company
guaranty sr. notes 10s, 2020		26,000	27,235

Momentive Performance Materials, Inc. company
guaranty sr. notes 8 7/8s, 2020		100,000	105,250

New Gold, Inc. 144A sr. unsec. notes 6 1/4s,
2022 (Canada)		110,000	106,150

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020		155,000	172,438

Nufarm Australia, Ltd. 144A company
guaranty sr. unsec. notes 6 3/8s, 2019
(Australia)		60,000	62,400

Perstorp Holding AB 144A company
guaranty sr. notes 8 3/4s, 2017 (Sweden)		215,000	231,125

PQ Corp. 144A sr. notes 8 3/4s, 2018		170,000	185,300

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020		170,000	190,400

Ryerson, Inc./Joseph T Ryerson & Son, Inc.
company guaranty sr. notes 9s, 2017		177,000	187,620

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		145,000	141,194

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2022		40,000	43,200

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2019		55,000	59,538

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Basic materials cont.
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	$25,000	$24,938

Taminco Global Chemical Corp. 144A
sr. notes 9 3/4s, 2020 (Belgium)	230,000	261,050

TPC Group, Inc. 144A company
guaranty sr. notes 8 3/4s, 2020	180,000	191,250

Tronox Finance, LLC company guaranty sr. unsec.
unsub. notes 6 3/8s, 2020	155,000	158,100

USG Corp. sr. unsec. notes 9 3/4s, 2018	178,000	210,485

USG Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	130,000	135,525

Weekley Homes, LLC/Weekley Finance Corp. 144A
sr. unsec. notes 6s, 2023	70,000	67,550

		7,943,048
Capital goods (1.9%)
ADS Waste Holdings, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2020	455,000	493,675

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	508,000	581,660

B/E Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020	251,000	274,845

Berry Plastics Corp. company
guaranty notes 9 1/2s, 2018	116,000	124,410

Berry Plastics Corp. company
guaranty unsub. notes 9 3/4s, 2021	33,000	38,198

BOE Merger Corp. 144A sr. unsec. notes
9 1/2s, 2017 ‡‡	135,000	143,438

Bombardier, Inc. 144A sr. notes 6 1/8s,
2023 (Canada)	125,000	124,063

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	237,000	260,404

Consolidated Container Co., LLC/Consolidated
Container Capital, Inc. 144A company
guaranty sr. unsec. notes 10 1/8s, 2020	36,000	38,205

Crown Americas, LLC/Crown Americas Capital Corp.
IV company guaranty sr. unsec. notes 4 1/2s, 2023	180,000	168,300

Delphi Corp. company guaranty sr. unsec.
unsub. notes 5s, 2023	104,000	107,120

Exide Technologies sr. notes 8 5/8s,
2018 (In default) †	73,000	52,195

GrafTech International, Ltd. company
guaranty sr. unsec. notes 6 3/8s, 2020	242,000	248,050

Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017	240,000	258,900

Legrand France SA sr. unsec. unsub. debs 8 1/2s,
2025 (France)	299,000	385,689

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022	248,000	250,480

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023	215,000	203,175

Pittsburgh Glass Works, LLC 144A company
guaranty sr. notes 8s, 2018	105,000	110,513

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017	155,000	163,913

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. notes 7 7/8s, 2019	200,000	221,500

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. notes 5 3/4s, 2020	90,000	91,800

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Capital goods cont.
Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 9 7/8s, 2019		$200,000	$221,750

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 9s, 2019		110,000	117,975

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 8 1/4s, 2021
(New Zealand)		265,000	282,888

Schaeffl er Holding Finance BV 144A
notes 6 7/8s, 2018 (Netherlands) ‡‡	EUR	110,000	161,731

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018		$200,000	214,000

Tenneco, Inc. company guaranty sr.
unsub. notes 6 7/8s, 2020		195,000	213,038

Terex Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		55,000	58,850

Terex Corp. company guaranty sr. unsec.
unsub. notes 6s, 2021		270,000	278,775

Thermadyne Holdings Corp. company
guaranty sr. notes 9s, 2017		254,000	271,780

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2021		50,000	53,750

TransDigm, Inc. company guaranty unsec.
sub. notes 7 3/4s, 2018		291,000	312,098

Triumph Group, Inc. company guaranty sr. unsec.
notes 4 7/8s, 2021		190,000	184,300

WESCO Distribution, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2021		40,000	40,000

			6,751,468
Communication services (4.1%)
Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017		282,000	328,530

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020		66,000	73,755

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018		13,000	14,511

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021		162,000	166,860

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022		125,000	116,563

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. notes 5 1/8s, 2023		85,000	78,838

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019		100,000	105,250

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		175,000	177,188

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		50,000	50,875

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019		90,000	96,975

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023		257,000	251,860

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		200,000	216,000

CyrusOne LP/CyrusOne Finance Corp. company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022		50,000	51,750

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s,
2017 (Jamaica)		343,000	356,720

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021		155,000	164,300

DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 4 1/4s, 2018		451,000	460,020

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Communication services cont.
Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018		$169,000	$193,505

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024		60,000	60,000

Hughes Satellite Systems Corp. company
guaranty sr. notes 6 1/2s, 2019		277,000	299,853

Hughes Satellite Systems Corp. company
guaranty sr. unsec. notes 7 5/8s, 2021		337,000	375,755

Intelsat Jackson Holdings SA company
guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)		105,000	108,150

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		189,000	208,373

Intelsat Luxembourg SA 144A company
guaranty sr. unsec. notes 8 1/8s, 2023
(Luxembourg)		224,000	240,240

Intelsat Luxembourg SA 144A sr. unsec. notes
7 3/4s, 2021 (Luxembourg)		509,000	545,903

Intelsat Luxembourg SA 144A sr. unsec.
notes 6 3/4s, 2018 (Luxembourg)		320,000	340,000

Kabel Deutschland GmbH 144A sr. bonds
6 1/2s,2018 (Germany)	EUR	140,000	203,871

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 3/8s, 2019		$169,000	189,069

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 5/8s, 2020		184,000	206,080

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019		50,000	54,750

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 7s, 2020		26,000	27,560

Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2021		65,000	65,650

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019		71,000	76,769

MetroPCS Wireless, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 5/8s, 2023		297,000	306,653

MetroPCS Wireless, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 1/4s, 2021		258,000	267,675

NII International Telecom Sarl 144A company
guaranty sr. unsec. notes 7 7/8s, 2019
(Luxembourg)		195,000	147,225

Phones4U Finance PLC 144A sr. notes
9 1/2s, 2018 (United Kingdom)	GBP	240,000	420,995

Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)		$221,000	213,818

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	57,730

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	157,615

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019		78,000	83,655

SBA Telecommunications, Inc. company guaranty
sr. unsec. unsub. notes 5 3/4s, 2020		70,000	72,800

Sprint Capital Corp. company guaranty 6 7/8s, 2028		182,000	171,535

Sprint Communications, Inc. sr. unsec.
unsub. notes 8 3/8s, 2017		670,000	775,525

Sprint Communications, Inc. sr. unsec.
unsub. notes 7s, 2020		134,000	145,390

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9s, 2018		531,000	638,528

Sprint Corp. 144A company guaranty sr. unsec.
notes 7 7/8s, 2023		245,000	263,375

Sprint Corp. 144A company guaranty sr. unsec.
notes 7 1/4s, 2021		175,000	187,906

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Communication services cont.
T-Mobile USA, Inc. 144A sr. unsec.
notes 5 1/4s, 2018		$85,000	$89,463

Telenet Finance V Luxembourg SCA 144A
sr. notes 6 3/4s, 2024 (Luxembourg)	EUR	365,000	533,458

Telenet Finance V Luxembourg SCA 144A
sr. notes 6 1/4s, 2022 (Luxembourg)	EUR	110,000	160,915

Unitymedia Hessen GmbH & Co.
KG/Unitymedia NRW GmbH
sr. notes 7 1/2s, 2019 (Germany)	EUR	175,000	261,574

Unitymedia KabelBW GmbH company
guaranty sr. notes Ser. REGS, 9 5/8s, 2019
(Germany)	EUR	400,000	607,867

UPC Holdings BV bonds 8 3/8s,
2020 (Netherlands)	EUR	421,000	637,318

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)		$201,000	196,478

Virgin Media Finance PLC company
guaranty sr. unsec. bonds 8 7/8s, 2019
(United Kingdom)	GBP	50,000	89,962

Virgin Media Secured Finance PLC 144A
sr. notes 6s, 2021 (United Kingdom)	GBP	290,000	492,231

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
notes 10 1/4s, 2019		$406,000	450,660

Wind Acquisition Finance SA 144A
company guaranty sr. notes 7 3/8s,
2018 (Luxembourg)	EUR	445,000	647,436

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017		$363,000	414,728

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021		149,000	157,940

Windstream Corp. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2023		110,000	102,850

			14,658,828
Consumer cyclicals (5.0%)
Academy, Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019		35,000	38,588

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020		212,000	242,475

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018		360,000	416,700

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020		70,000	75,250

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 8 1/8s, 2016		75,000	83,625

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 7 1/4s, 2023		134,000	134,000

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017		131,000	131,000

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8s, 2021		62,000	62,465

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s, 2020
(Canada)		225,000	233,438

Brookfield Residential Properties, Inc./Brookfield
Residential US Corp. 144A company guaranty
sr. unsec. notes 6 1/8s, 2022 (Canada)		100,000	100,610

Building Materials Corp. of America 144A company
guaranty sr. unsec. notes 7 1/2s, 2020		140,000	151,200

Building Materials Corp. of America 144A
sr. unsec. notes 6 3/4s, 2021		150,000	162,375

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 10s, 2019	$185,000	$208,356

Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 9s, 2020	180,000	175,050

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 9 1/8s, 2018	20,000	21,700

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 1/4s, 2021	125,000	123,438

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	30,000	30,225

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	351,000	353,633

Ceridian Corp. 144A sr. notes 8 7/8s, 2019	50,000	57,500

Ceridian HCM Holding, Inc. 144A sr. unsec.
notes 11s, 2021	20,000	23,050

Chinos Intermediate Holdings A, Inc. 144A
sr. unsec. notes 7 3/4s, 2019 ‡‡	80,000	81,400

Chrysler Group, LLC/CG Co-Issuer, Inc. company
guaranty notes 8 1/4s, 2021	210,000	238,875

Churchill Downs, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2021	80,000	81,400

Cinemark USA, Inc. company guaranty sr. unsec.
notes 4 7/8s, 2023	30,000	28,200

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021	60,000	66,300

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021	180,000	181,800

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2019	318,000	324,360

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2020	252,000	264,915

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022	145,000	148,081

CST Brands, Inc. company guaranty sr. unsec.
notes 5s, 2023	235,000	226,775

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	213,000	224,715

D.R. Horton, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2023	45,000	45,788

DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020
(Luxembourg)	250,000	265,625

FelCor Lodging LP company guaranty sr. notes
6 3/4s, 2019 R	241,000	256,665

FelCor Lodging LP company guaranty sr. notes
5 5/8s, 2023 R	60,000	58,500

Gannett Co., Inc. 144A company guaranty
sr. unsec. notes 5 1/8s, 2020	120,000	121,500

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018	163,000	171,558

GLP Capital LP/GLP Financing II, Inc. 144A
company guaranty sr. unsec. notes 4 7/8s, 2020	180,000	180,000

GLP Capital LP/GLP Financing II, Inc. 144A
company guaranty sr. unsec. notes 4 3/8s, 2018	70,000	71,575

Gray Television, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020	260,000	276,250

Great Canadian Gaming Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD 335,000	329,311

Griffey Intermediate, Inc./Griffey Finance
Sub LLC 144A sr. unsec. notes 7s, 2020	$187,000	147,730

Grupo Televisa S.A.B. sr. unsec. notes 6s, 2018
(Mexico)	70,000	77,967

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Grupo Televisa, S.A.B sr. unsec. unsub.
notes Ser. EMTN, 7 1/4s, 2043 (Mexico)	MXN	3,500,000	$203,569

Igloo Holdings Corp. 144A sr. unsec.
unsub. notes 8 1/4s, 2017 ‡‡		$45,000	45,844

Interactive Data Corp. company
guaranty sr. unsec. notes 10 1/4s, 2018		226,000	247,753

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2020		165,000	176,138

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		475,000	514,188

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9 3/4s, 2019 ‡‡		95,000	99,394

K Hovnanian Enterprises, Inc. 144A
sr. notes 7 1/4s, 2020		145,000	154,425

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021		375,000	410,625

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		105,000	107,363

Lamar Media Corp. company
guaranty sr. sub. notes 5 7/8s, 2022		70,000	71,750

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023		255,000	263,925

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022		90,000	83,475

Masonite International Corp., 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)		156,000	171,600

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)		175,000	173,250

MGM Resorts International company
guaranty sr. unsec. notes 7 5/8s, 2017		400,000	455,000

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016		85,000	93,500

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020		155,000	165,850

MGM Resorts International company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022		140,000	155,750

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021		50,000	52,688

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
144A sr. unsec. notes 7 1/2s, 2018 ‡‡		180,000	186,300

Michaels Stores, Inc. company
guaranty notes 11 3/8s, 2016		124,000	126,947

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019		691,867	768,837

Navistar International Corp. sr. notes 8 1/4s, 2021		252,000	260,190

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019		355,000	371,419

Neiman Marcus Group, Inc. 144A company
guaranty sr. unsec. notes 8 3/4s, 2021 ‡‡		139,000	145,603

Neiman Marcus Group, Inc. 144A company
guaranty sr. unsec. notes 8s, 2021		100,000	104,500

Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7 1/8s, 2028		125,000	123,750

Nexstar Broadcasting, Inc. company
guaranty sr. unsec. unsub. notes 6 7/8s, 2020		110,000	117,700

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 4 1/2s, 2020		92,000	89,470

Nortek, Inc. company guaranty sr. unsec.
notes 10s, 2018		380,000	419,425

Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021		149,000	165,018

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Owens Corning company guaranty sr. unsec.
notes 9s, 2019		$123,000	$151,290

Penn National Gaming, Inc. 144A sr. unsec.
notes 5 7/8s, 2021		200,000	197,500

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022		200,000	204,500

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018		140,000	150,150

Petco Holdings, Inc. 144A sr. unsec.
notes 8 1/2s, 2017 ‡‡		90,000	91,800

Quiksilver, Inc./QS Wholesale, Inc. company
guaranty sr. unsec. notes 10s, 2020		25,000	28,250

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. notes
7 7/8s, 2018		25,000	27,125

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2023		183,000	179,798

Rent-A-Center, Inc./TX company
guaranty sr. unsec. notes 4 3/4s, 2021		90,000	84,375

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019		69,000	75,124

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016		211,000	235,265

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		381,000	421,005

Schaeffl er Finance BV 144A company
guaranty sr. notes 8 3/4s, 2019
(Netherlands)	EUR	355,000	554,304

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 5 3/8s, 2021		$85,000	83,725

Sinclair Television Group, Inc. sr. unsec.
notes 6 1/8s, 2022		90,000	90,900

Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2021		87,000	89,828

Sirius XM Holdings, Inc. 144A sr. unsec.
notes 5 1/4s, 2022		25,000	25,313

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021		181,000	176,928

Spectrum Brands Escrow Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2022		15,000	15,938

Spectrum Brands Escrow Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2020		15,000	16,013

Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2020		145,000	156,056

Standard Pacific Corp. company
guaranty sr. unsec. notes 6 1/4s, 2021		85,000	88,613

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		45,000	43,425

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021		85,000	82,663

Travelport, LLC company guaranty sr. unsec.
sub. notes 11 7/8s, 2016		286,000	290,290

Travelport, LLC/Travelport Holdings, Inc. 144A
company guaranty sr. unsec.
unsub. notes 13 7/8s, 2016 ‡‡		195,730	207,474

TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		340,000	390,150

TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4 1/2s, 2021		65,000	65,813

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021		122,000	134,200

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Univision Communications, Inc. 144A
sr. notes 7 7/8s, 2020		$8,000	$8,790

Univision Communications, Inc. 144A
sr. notes 6 7/8s, 2019		265,000	283,219

			17,869,038
Consumer staples (1.8%)
Affinion Group, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		326,000	293,400

Ashtead Capital, Inc. 144A company
guaranty sr. notes 6 1/2s, 2022		105,000	111,956

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		95,000	92,031

B&G Foods, Inc. company guaranty sr. unsec.
notes 4 5/8s, 2021		120,000	114,900

Burger King Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018		256,000	284,160

Claire’s Stores, Inc. company
guaranty sr. notes 8 7/8s, 2019		139,000	143,170

Claire’s Stores, Inc. 144A company
guaranty sr. notes 6 1/8s, 2020		65,000	62,238

Claire’s Stores, Inc. 144A sr. notes 9s, 2019		275,000	298,375

Constellation Brands, Inc. company
guaranty sr. unsec. notes 4 1/4s, 2023		60,000	55,800

Constellation Brands, Inc. company
guaranty sr. unsec. notes 3 3/4s, 2021		285,000	267,900

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016		250,000	283,750

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022		115,000	122,763

Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R		60,000	56,550

Corrections Corp. of America company
guaranty sr. unsec. notes 4 1/8s, 2020 R		50,000	49,000

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016		167,000	184,535

DineEquity, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		160,000	177,600

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		225,000	245,250

Enterprise Inns PLC sr. unsub. mtge.
notes 6 1/2s, 2018 (United Kingdom)	GBP	303,000	519,731

ESAL GmbH 144A company guaranty sr. unsec.
notes 6 1/4s, 2023 (Brazil)		$200,000	178,477

Hawk Acquisition Sub, Inc. 144A sr. notes
4 1/4s, 2020		318,000	307,665

Hertz Corp. (The) company guaranty sr. unsec.
notes 7 1/2s, 2018		95,000	102,481

Hertz Corp. (The) company guaranty sr. unsec.
notes 6 1/4s, 2022		40,000	41,300

Hertz Corp. (The) company guaranty sr. unsec.
notes 5 7/8s, 2020		50,000	51,813

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)		83,000	90,055

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)		460,000	480,700

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018		130,000	137,963

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020		60,000	65,400

Libbey Glass, Inc. company
guaranty sr. notes 6 7/8s, 2020		224,000	241,920

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Consumer staples cont.
Post Holdings, Inc. company guaranty sr. unsec.
notes 7 3/8s, 2022		$115,000	$123,050

Post Holdings, Inc. 144A company guaranty
sr. unsec. notes 7 3/8s, 2022		25,000	26,750

Prestige Brands, Inc. 144A sr. unsec.
notes 5 3/8s, 2021		145,000	146,088

Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 5 3/4s, 2021		290,000	286,013

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2020		300,000	344,250

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020		75,000	84,375

Smithfield Foods, Inc. sr. unsec.
unsub. notes 6 5/8s, 2022		190,000	200,925

Sun Merger Sub, Inc. 144A sr. unsec. notes
5 7/8s, 2021		50,000	51,250

Sun Merger Sub, Inc. 144A sr. unsec.
notes 5 1/4s, 2018		35,000	36,575

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020		59,000	59,885

			6,420,044
Energy (6.7%)
Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021		182,000	193,830

Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		165,000	176,550

Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		339,000	327,135

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021		165,000	141,075

Antero Resources Finance Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2021		150,000	151,500

Athlon Holdings LP/Athlon Finance Corp. 144A
company guaranty sr. unsec. notes 7 3/8s, 2021		247,000	259,350

Atwood Oceanics, Inc. sr. unsec.
unsub. notes 6 1/2s, 2020		65,000	69,388

Aurora USA Oil & Gas Inc. 144A company
guaranty sr. unsec. notes 9 7/8s, 2017		200,000	215,000

Carrizo Oil & Gas, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2018		404,000	437,330

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020		195,000	220,350

Chesapeake Energy Corp. company
guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	55,000	82,239

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5 3/4s, 2023		$60,000	61,800

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022		300,000	324,000

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023		130,000	133,575

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022		116,000	119,770

Connacher Oil and Gas, Ltd. 144A notes
8 3/4s, 2018 (Canada)	CAD	295,000	190,927

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s,
2019 (Canada)		$114,000	78,375

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020		173,000	187,273

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8s, 2017		668,000	703,905

Continental Resources, Inc. company
guaranty sr. unsec. notes 5s, 2022		440,000	457,050

Putnam VT Diversified Income Fund 13

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Energy cont.
Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 7 1/8s, 2021	$94,000	$106,573

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	305,000	320,631

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020	148,000	163,170

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	43,000	45,688

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	425,000	405,875

Forbes Energy Services, Ltd. company
guaranty sr. unsec. notes 9s, 2019	200,000	196,000

Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)	335,000	347,603

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
notes 7.288s, 2037 (Russia)	240,000	252,900

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 9 1/4s, 2019 (Russia)	690,000	851,695

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 8.146s, 2018 (Russia)	149,000	175,494

Gazprom OAO Via White Nights Finance BV
notes 10 1/2s, 2014 (Russia)	500,000	510,545

Goodrich Petroleum Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2019	267,000	277,680

Gulfport Energy Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2020	386,000	411,090

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 9 3/4s, 2020	150,000	156,375

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	520,000	525,200

Hercules Offshore, Inc. 144A company
guaranty sr. notes 7 1/8s, 2017	20,000	21,275

Hercules Offshore, Inc. 144A sr. unsec.
notes 8 3/4s, 2021	90,000	99,788

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. notes 7 1/4s, 2020	180,000	193,050

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	158,000	161,950

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019	70,000	77,700

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	45,000	44,775

Laredo Petroleum, Inc. company
guaranty sr. unsec. unsub. notes 9 1/2s, 2019	253,000	282,728

Linn Energy LLC/Linn Energy Finance Corp. 144A
company guaranty sr. unsec. notes 7s, 2019	315,000	318,150

Lone Pine Resources Canada, Ltd. company
guaranty sr. unsec. notes 10 3/8s, 2017
(Canada) (In default) †	104,000	31,200

Lukoil International Finance BV 144A
company guaranty sr. unsec. unsub. bonds
6.656s, 2022 (Russia)	430,000	470,313

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	329,000	346,273

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023 (Canada)	141,000	142,058

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016 (In default) †	300,000	225,000

National JSC Naftogaz of Ukraine govt.
guaranty unsec. notes 9 1/2s, 2014 (Ukraine)	335,000	332,960

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	100,000	103,125

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Energy cont.
Northern Oil and Gas, Inc. company
guaranty sr. unsec. notes 8s, 2020		$113,000	$118,368

Oasis Petroleum, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2023		140,000	148,750

Oasis Petroleum, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 7/8s, 2022		125,000	132,500

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)		250,000	271,288

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)		185,000	188,700

Peabody Energy Corp. company guaranty sr. unsec.
notes 7 3/8s, 2016		315,000	354,375

Pemex Project Funding Master Trust
company guaranty sr. unsec. unsub. bonds
6 5/8s, 2035 (Mexico)		380,000	399,950

Pertamina Persero PT 144A sr. unsec.
notes 4 7/8s, 2022 (Indonesia)		200,000	183,500

PetroBakken Energy, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)		404,000	408,040

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)		202,000	191,104

Petroleos de Venezuela SA company
guaranty sr. unsec. notes 5 1/4s, 2017
(Venezuela)		3,210,000	2,387,967

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 3/8s, 2027
(Venezuela)		265,000	143,659

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)		1,280,000	1,177,370

Petroleos de Venezuela SA sr. unsec.
sub. bonds 5s, 2015 (Venezuela)		1,605,000	1,332,599

Petroleos de Venezuela SA 144A company
guaranty sr. notes 8 1/2s, 2017 (Venezuela)		1,965,000	1,635,863

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020		210,000	227,325

Range Resources Corp. company guaranty sr. unsec.
sub. notes 5s, 2022		100,000	98,250

Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018		173,000	185,110

Rosetta Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 5/8s, 2021		119,000	118,703

Sabine Pass Liquefaction, LLC 144A
sr. notes 6 1/4s, 2022		100,000	99,250

Sabine Pass LNG LP company
guaranty sr. notes 6 1/2s, 2020		95,000	98,563

Samson Investment Co. 144A sr. unsec.
notes 10 1/2s, 2020		535,000	583,150

SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2021		116,000	121,510

Seven Generations Energy Ltd. 144A sr. unsec.
notes 8 1/4s, 2020 (Canada)		75,000	81,000

Shelf Drilling Holdings Ltd. 144A
sr. notes 8 5/8s, 2018		210,000	226,800

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		115,000	122,188

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		130,000	136,500

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)		60,000	61,950

Tervita Corp. 144A company guaranty sr.
notes 9s, 2018 (Canada)	CAD	60,000	57,883

Tervita Corp. 144A sr. unsec. notes 10 7/8s,
2018 (Canada)		$45,000	45,477

14 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Energy cont.
Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021		$220,000	$232,100

Whiting Petroleum Corp. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021		210,000	219,450

Williams Cos., Inc. (The) notes 7 3/4s, 2031		69,000	73,983

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021		102,000	117,617

WPX Energy, Inc. sr. unsec. unsub. notes
5 1/4s, 2017		240,000	256,200

			24,364,328
Financials (4.8%)
Allegion US Holding Co., Inc. 144A company
guaranty sr. unsec. notes 5 3/4s, 2021		198,000	205,920

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020		400,000	466,000

American International Group, Inc. jr. sub. FRB
bonds 8.175s, 2068		185,000	223,850

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2023 (Brazil)		240,000	224,400

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)		1,055,000	1,011,779

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020		82,000	87,740

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023		99,000	95,164

CIT Group, Inc. sr. unsec. notes 5s, 2023		125,000	120,313

CIT Group, Inc. sr. unsec. notes 5s, 2022		325,000	316,875

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		175,000	185,938

CIT Group, Inc. 144A company
guaranty notes 5 1/2s, 2019		215,000	230,588

Community Choice Financial, Inc. company
guaranty sr. notes 10 3/4s, 2019		230,000	192,625

Dresdner Funding Trust I jr. unsec.
sub. notes 8.151s, 2031		250,000	258,750

E*Trade Financial Corp. sr. unsec.
unsub. notes 6 3/8s, 2019		332,000	356,485

Hockey Merger Sub 2, Inc. 144A sr. unsec.
notes 7 7/8s, 2021		220,000	226,050

HSBC Capital Funding LP/Jersey bank guaranty
jr. unsec. sub. FRB bonds 5.13s, perpetual
maturity (Jersey)	EUR	208,000	300,066

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018		$190,000	197,600

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A sr. unsec. notes 6s, 2020		150,000	154,500

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019		35,000	37,888

International Lease Finance Corp. sr. unsec.
unsub. notes 4 5/8s, 2021		45,000	43,088

International Lease Finance Corp. sr. unsec.
unsub. notes 3 7/8s, 2018		220,000	221,100

iStar Financial, Inc. sr. unsec.
notes 7 1/8s, 2018 R		145,000	160,588

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN
notes 8s, perpetual maturity (United Kingdom)		115,000	122,820

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		375,000	382,480

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R		102,000	109,140

MPT Operating Partnership LP/MPT Finance
Corp. company guaranty sr. unsec. unsub.
notes 6 3/8s, 2022 R		265,000	274,275

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Financials cont.
National Money Mart Co. company guaranty
sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		$163,000	$165,445

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 9 5/8s, 2019		105,000	118,125

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2020		100,000	103,750

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2018		85,000	86,381

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		270,000	257,175

Nuveen Investments, Inc. 144A sr. unsec.
notes 9 1/2s, 2020		265,000	265,663

Nuveen Investments, Inc. 144A sr. unsec.
notes 9 1/8s, 2017		243,000	243,000

Onex USI Acquisition Corp. 144A sr. unsec.
notes 7 3/4s, 2021		299,000	305,354

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		165,000	176,138

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		60,000	60,150

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021		235,000	233,238

Royal Bank of Scotland Group PLC jr. sub. unsec.
FRN notes Ser. U, 7.64s, perpetual maturity
(United Kingdom)		300,000	292,500

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB bonds 7.092s, perpetual maturity
(United Kingdom)	EUR	400,000	535,147

Royal Bank of Scotland Group PLC unsec.
sub. notes 6s, 2023 (United Kingdom)		$105,000	105,748

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A sr. unsec. notes 5.298s, 2017 (Russia)		900,000	929,119

Sberbank of Russia Via SB Capital SA 144A
sr. notes 6 1/8s, 2022 (Russia)		250,000	263,533

Societe Generale SA 144A jr. unsec. sub. FRB
bonds 7 7/8s, perpetual maturity (France)		200,000	201,500

Springleaf Finance Corp. sr. unsec.
notes Ser. MTN, 6.9s, 2017		345,000	377,085

Springleaf Finance Corp. sr. unsec.
unsub. notes 6s, 2020		100,000	100,000

State Bank of India/London 144A sr. unsec.
notes 4 1/2s, 2015 (India)		215,000	221,413

UBS AG/Jersey Branch jr. unsec. sub. FRB
bonds 4.28s, perpetual maturity (Jersey)	EUR	133,000	184,309

UBS AG/Jersey Branch jr. unsec. sub. FRN
notes Ser. EMTN, 7.152s, perpetual
maturity (Jersey)	EUR	200,000	304,580

Ukreximbank Via Biz Finance PLC sr. unsec.
unsub. bonds 8 3/8s, 2015 (United Kingdom)		$250,000	237,133

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.8s, 2025 (Russia)		255,000	266,475

VTB Bank OJSC 144A jr. unsec. sub. FRN
notes 9 1/2s, perpetual maturity (Russia)		1,000,000	1,080,365

VTB Bank OJSC Via VTB Capital SA sr. unsec.
notes Ser. 6, 6 1/4s, 2035 (Russia)		400,000	424,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		1,648,000	1,798,298

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 1/4s, 2035 (Russia)		1,498,000	1,587,880

Walter Investment Management Corp. 144A company
guaranty sr. unsec. notes 7 7/8s, 2021		140,000	141,750

			17,271,276

Putnam VT Diversified Income Fund 15

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Health care (2.3%)
Acadia Healthcare Co., Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2021		$225,000	$230,625

AmSurg Corp. company guaranty sr. unsec.
unsub. notes 5 5/8s, 2020		165,000	171,600

Aviv Healthcare Properties LP/Aviv Healthcare
Capital Corp. company guaranty sr. unsec.
notes 7 3/4s, 2019		193,000	207,475

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105
(Germany)	EUR	156,000	223,281

Biomet, Inc. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		$285,000	299,250

Capella Healthcare, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2017		211,000	224,715

Capsugel FinanceCo SCA 144A company
guaranty sr. unsec. notes 9 7/8s, 2019	EUR	260,000	398,812

Capsugel SA 144A sr. unsec. notes 7s, 2019
(Luxembourg) ‡‡		$50,000	50,938

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2018		205,000	212,175

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 8s, 2019		100,000	108,500

ConvaTec Finance International SA 144A sr. unsec.
notes 8 1/4s, 2019 (Luxembourg) ‡‡		200,000	204,750

ConvaTec Healthcare D Sarl 144A sr. notes
7 3/8s, 2017 (Luxembourg)	EUR	100,000	145,545

Endo Finance Co. 144A company guaranty
sr. unsec. notes 5 3/4s, 2022		$80,000	80,700

Envision Healthcare Corp. company
guaranty sr. unsec. notes 8 1/8s, 2019		82,000	88,868

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019		205,000	221,400

Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		225,000	248,625

HCA, Inc. sr. notes 6 1/2s, 2020		696,000	764,730

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		74,000	81,400

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		420,000	452,550

Healthcare Technology Intermediate, Inc. 144A
sr. unsec. notes 7 3/8s, 2018 ‡‡		100,000	103,750

IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec. notes 8 3/8s, 2019		202,000	214,120

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		112,000	119,000

Jaguar Holding Co. I 144A sr. unsec.
notes 9 3/8s, 2017 ‡‡		105,000	111,038

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A
sr. unsec. notes 9 1/2s, 2019		180,000	202,500

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty notes 10 1/2s, 2018		242,000	278,300

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty sr. unsec. notes 12 1/2s, 2019		160,000	180,400

MPH Intermediate Holding Co. 2 144A sr. unsec.
notes 8 3/8s, 2018 ‡‡		120,000	124,650

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018		145,000	159,500

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R		152,000	165,110

Par Pharmaceutical Cos., Inc. company
guaranty sr. unsec. unsub. notes 7 3/8s, 2020		271,000	280,146

Salix Pharmaceuticals, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2021		60,000	61,500

Service Corp. International/US sr. notes 7s, 2019		105,000	112,350

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Health care cont.
Service Corp. International/US 144A sr. unsec.
notes 5 3/8s, 2022		$90,000	$91,125

Stewart Enterprises, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2019		135,000	143,100

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019		215,000	225,750

Tenet Healthcare Corp. company
guaranty sr. bonds 4 1/2s, 2021		60,000	56,850

Tenet Healthcare Corp. company
guaranty sr. bonds 4 3/8s, 2021		185,000	173,900

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018		255,000	283,050

Tenet Healthcare Corp. 144A sr. notes 6s, 2020		105,000	109,594

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020		40,000	43,100

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018		100,000	107,000

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 3/8s, 2020		40,000	42,150

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017		40,000	42,600

Valeant Pharmaceuticals International 144A
sr. unsec. notes 6 3/4s, 2018		255,000	280,181

WellCare Health Plans, Inc. sr. unsec.
notes 5 3/4s, 2020		145,000	148,263

			8,274,966
Technology (1.1%)
ACI Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2020		85,000	88,825

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		148,000	141,340

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		378,000	370,440

Epicor Software Corp. company guaranty sr. unsec.
notes 8 5/8s, 2019		106,000	115,010

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021		435,000	510,581

First Data Corp. 144A company guaranty notes
8 1/4s, 2021		384,000	408,480

First Data Corp. 144A company guaranty sr. notes
7 3/8s, 2019		107,000	114,223

First Data Corp. 144A company guaranty sr. unsec.
notes 11 1/4s, 2021		170,000	187,638

First Data Corp. 144A company guaranty sr. unsec.
sub. notes 11 3/4s, 2021		250,000	263,750

First Data Corp. 144A company guaranty sr. unsec.
sub. notes 11 3/4s, 2021 ##		50,000	52,750

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020		51,000	57,885

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		115,000	116,294

Infor US, Inc. company guaranty sr. unsec.
notes 9 3/8s, 2019		70,000	78,750

Iron Mountain, Inc. company guaranty sr. unsec.
unsub. notes 6s, 2023		210,000	215,250

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020
(Japan)		230,000	224,250

SunGard Data Systems, Inc. company guaranty
sr. unsec. sub. notes 6 5/8s, 2019		145,000	152,250

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020		203,000	221,270

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019		257,000	280,773

Techem Energy Metering Service GmbH 144A
sr. sub. bonds 7 7/8s, 2020 (Germany)	EUR	230,000	354,776

			3,954,535

16 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Transportation (0.4%)
Aguila 3 SA company guaranty sr. notes Ser.
REGS, 7 7/8s, 2018 (Luxembourg)	CHF	668,000	$793,767

Air Medical Group Holdings, Inc. company
guaranty sr. notes 9 1/4s, 2018		$249,000	269,543

United Continental Holdings, Inc. company
guaranty sr. unsec. notes 6s, 2020		115,000	114,856

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2023		175,000	173,250

			1,351,416
Utilities and power (2.0%)
AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		720,000	846,000

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021		180,000	202,950

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023		85,000	79,688

Calpine Corp. 144A company guaranty sr. notes
7 7/8s, 2020		305,000	333,975

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		50,000	51,125

Calpine Corp. 144A company guaranty sr. notes
5 7/8s, 2024		40,000	39,200

Colorado Interstate Gas Co., LLC sr. unsec.
debs. 6.85s, 2037		290,000	313,320

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019		555,000	694

El Paso Corp. sr. unsec. notes 7s, 2017		285,000	322,232

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022		345,000	433,259

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020		426,000	452,625

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A notes 12 1/4s, 2022		120,000	141,000

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A sr. notes 10s, 2020		550,000	583,000

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020		201,000	225,623

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. notes 6 7/8s, 2019		116,000	124,845

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. notes 7 3/4s, 2022		70,000	78,400

EP Energy/EP Energy Finance, Inc. sr. unsec.
notes 9 3/8s, 2020		345,000	398,044

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A
sr. unsec. notes 8 1/8s, 2017 ‡‡		141,592	147,256

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		80,000	74,572

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		261,000	289,710

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		65,000	73,613

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021		45,000	44,100

Majapahit Holding BV 144A company guaranty
sr. unsec. notes 7 3/4s, 2020 (Indonesia)		845,000	922,005

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021		400,000	443,000

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		155,000	151,125

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023		120,000	109,200

Tennessee Gas Pipeline Co., LLC sr. unsec.
unsub. debs. 7s, 2028		65,000	76,546

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 11 1/2s, 2020		119,000	87,465

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s,
perpetual maturity (Sweden)	EUR	156,000	223,331

			7,267,903

Total corporate bonds and notes (cost $111,590,818)			$116,126,850

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (13.8%)*		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)
Government National Mortgage Association
Pass-Through Certificates 6 1/2s,
November 20, 2038		$453,628	$508,789

			508,789
U.S. Government Agency Mortgage Obligations (13.7%)
Federal National Mortgage Association
Pass-Through Certificates
5 1/2s, TBA, January 1, 2044		3,000,000	3,300,703
5s, February 1, 2037		54,720	59,416
4 1/2s, August 1, 2039		210,130	222,878
4s, TBA, January 1, 2044		35,000,000	36,066,408
3 1/2s, TBA, January 1, 2044		1,000,000	994,219
3s, TBA, January 1, 2044		9,000,000	8,552,813

			49,196,437
Total U.S. government and agency mortgage
obligations (cost $50,233,496)			$49,705,226

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.3%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 8.28s,
2033 (Argentina)		$322,469	$238,401

Argentina (Republic of) sr. unsec. bonds 7s,
2017 (Argentina)		2,270,000	2,048,675

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015 (Argentina)		4,315,000	4,299,898

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033 (Argentina)		3,056,443	2,307,614

Brazil (Federal Republic of) unsec. notes
10s, 2017 (Brazil)	units	1,350	541,227

Chile (Republic of) notes 5 1/2s, 2020 (Chile)	CLP	235,500,000	460,275

Croatia (Republic of) 144A sr. unsec. bonds 6s,
2024 (Croatia)		$400,000	398,200

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021 (Croatia)		360,000	376,740

Financing of Infrastructural Projects State
Enterprise 144A govt. guaranty sr. unsec.
notes 8 3/8s, 2017 (Ukraine)		275,000	250,938

Gabon (Republic of) 144A unsec. bonds 6 3/8s,
2024 (Gabon)		400,000	401,500

Ghana (Republic of) 144A unsec. notes 8 1/2s,
2017 (Ghana)		274,000	292,659

Ghana (Republic of) 144A unsec. notes 7 7/8s,
2023 (Ghana)		947,185	911,855

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2042 (Greece) ††	EUR	223,600	155,972

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2041 (Greece) ††	EUR	163,600	114,589

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2040 (Greece) ††	EUR	223,600	157,168

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2039 (Greece) ††	EUR	343,600	241,965

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2038 (Greece) ††	EUR	1,213,600	854,926

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2037 (Greece) ††	EUR	293,600	207,805

Putnam VT Diversified Income Fund 17

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.3%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2036 (Greece) ††	EUR	563,600	$400,589

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2035 (Greece) ††	EUR	783,600	560,699

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2034 (Greece) ††	EUR	473,600	342,269

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2033 (Greece) ††	EUR	223,600	163,038

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2032 (Greece) ††	EUR	503,600	371,716

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2031 (Greece) ††	EUR	103,600	77,668

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2030 (Greece) ††	EUR	1,393,600	1,063,802

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2029 (Greece) ††	EUR	163,600	126,497

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2028 (Greece) ††	EUR	783,600	621,056

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2027 (Greece) ††	EUR	163,600	132,520

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2026 (Greece) ††	EUR	663,600	552,523

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2025 (Greece) ††	EUR	2,183,600	1,873,731

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2024 (Greece) ††	EUR	203,000	179,803

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2023 (Greece) ††	EUR	943,600	868,604

Hungary (Government of) sr. unsec.
unsub. notes 4 1/8s, 2018 (Hungary)		$480,000	481,128

Indonesia (Republic of) 144A sr. unsec.
notes 3 3/8s, 2023 (Indonesia)		285,000	240,973

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037 (Indonesia)		575,000	573,241

International Bank for Reconstruction &
Development sr. disc. unsec. unsub. notes
Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)	RUB	13,350,000	402,773

Iraq (Republic of) 144A bonds 5.8s,
2028 (Iraq)		$695,000	590,750

Ireland (Republic of) unsec. bonds 5 1/2s,
2017 (Ireland)	EUR	1,920,000	3,000,697

Portugal (Republic of) sr. unsec.
unsub. bonds 4.35s, 2017 (Portugal)	EUR	570,000	779,389

Russia (Federation of) 144A sr. unsec.
notes 4 1/2s, 2022 (Russia)		$235,000	237,938

Russia (Federation of) 144A sr. unsec.
unsub. bonds 7 1/2s, 2030 (Russia)		1,388,226	1,615,895

Russia (Federation of) 144A unsec. notes
3 1/4s, 2017 (Russia)		200,000	208,398

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.3%)* cont.		Principal amount	Value

Serbia (Republic of) 144A sr. unsec.
bonds 4 7/8s, 2020 (Serbia)		$150,000	$141,759

Serbia (Republic of) 144A sr. unsec.
unsub. bonds 6 3/4s, 2024 (Serbia)		90,629	89,511

Spain (Kingdom of) sr. unsec. bonds 5 1/2s,
2017 (Spain)	EUR	570,000	870,436

Sri Lanka (Republic of) 144A notes 7.4s, 2015
(Sri Lanka)		$240,000	249,022

Turkey (Republic of) sr. unsec. notes 7 1/2s,
2017 (Turkey)		1,230,000	1,409,260

Turkey (Republic of) unsec. bonds 6s, 2041
(Turkey)		975,000	861,052

Ukraine (Government of) 144A sr. unsec.
bonds 7.95s, 2014 (Ukraine)		400,000	401,034

Ukraine (Government of) 144A sr. unsec.
notes 9 1/4s, 2017 (Ukraine)		1,805,000	1,794,710

United Mexican States sr. unsec. notes 5 3/4s,
2110 (Mexico)		220,000	203,500

Venezuela (Republic of) sr. unsec. bonds 7s,
2038 (Venezuela)		265,000	166,881

Venezuela (Republic of) 144A unsec.
bonds 13 5/8s, 2018 (Venezuela)		1,215,000	1,192,340

Total foreign government and agency bonds
and notes (cost $34,703,652)			$37,105,609

SENIOR LOANS (1.7%)* [c]		Principal amount	Value

Air Medical Group Holdings, Inc. bank term loan
FRN 8 3/8s, 2018 ‡‡		$250,000	$243,750

Ardent Medical Services, Inc. bank term loan FRN
6 3/4s, 2018		168,300	168,581

Asurion, LLC/CA bank term loan FRN Ser. B1,
4 1/2s, 2019		169,146	168,887

Avaya, Inc. bank term loan FRN Ser. B3, 4.762s, 2017		169,013	164,683

Burlington Coat Factory Warehouse Corp. bank term
loan FRN Ser. B2, 4 1/4s, 2017		33,925	34,278

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.488s, 2018		1,052,078	1,002,762

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017		288,017	290,537

Chesapeake Energy Corp. bank term loan FRN
Ser. B, 5 3/4s, 2017		283,000	288,711

Clear Channel Communications, Inc. bank term loan
FRN Ser. D, 6.918s, 2019		569,000	542,921

Emergency Medical Services Corp. bank term loan
FRN Ser. B, 4s, 2018		196,420	196,770

First Data Corp. bank term loan FRN 4.17s, 2018		121,183	121,229

First Data Corp. bank term loan FRN 4.17s, 2017		12,896	12,912

Frac Tech International, LLC bank term loan FRN
Ser. B, 8 1/2s, 2016		241,020	241,773

Freescale Semiconductor, Inc. bank term loan FRN
Ser. B5, 5s, 2021		324,188	327,629

Getty Images, Inc. bank term loan FRN Ser. B,
4 3/4s, 2019		114,422	106,675

H.J. Heinz Co. bank term loan FRN Ser. B2,
3 1/2s, 2020		179,100	180,320

iStar Financial, Inc. bank term loan FRN
4 1/2s, 2017 R		125,056	125,642

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018		95,520	93,172

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		65,367	66,286

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 5s, 2020		270,000	273,182

18 Putnam VT Diversified Income Fund

SENIOR LOANS (1.7%)* [c] cont.	Principal amount		Value

Nexeo Solutions, LLC bank term loan FRN Ser. B,
5s, 2017		$116,700	116,700

Revlon Consumer Products Corp. bank term loan FRN
Ser. B, 4s, 2019		140,000	140,438

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.73s, 2017		645,637	443,552

Travelport, LLC bank term loan FRN 9 1/2s, 2016		310,111	320,448

Travelport, LLC bank term loan FRN 8 3/8s, 2016 ‡‡		64,431	65,559

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020		164,175	166,113

Valeant Pharmaceuticals International, Inc. bank
term loan FRN Ser. E, 4 1/2s, 2020		153,838	154,607

Total senior loans (cost $6,113,761)			$6,058,117

PREFERRED STOCKS (0.2%)*		Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.		438	$418,331

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.		8,855	236,783

M/I Homes, Inc. $2.438 pfd.		5,132	129,840

Total preferred stocks (cost $652,758)			$784,954

COMMON STOCKS (0.1%)*		Shares	Value

Tribune Co. †		4,609	$356,737

Tribune Co. Class 1C F		402,438	100,609

Trump Entertainment Resorts, Inc. †		71	142

Total common stocks (cost $223,875)			$457,488

CONVERTIBLE PREFERRED STOCKS (0.1%)*		Shares	Value

United Technologies Corp. $3.75 cv. pfd.		2,800	$183,316

Total convertible preferred stocks (cost $140,000)			$183,316

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount		Value

iStar Financial, Inc. cv. sr. unsec.
unsub. notes 3s, 2016 R		$125,000	$170,625

Total convertible bonds and notes (cost $135,266)			$170,625

PURCHASED SWAP OPTIONS OUTSTANDING (—%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International
2.79625/3 month
USD-LIBOR-BBA/May-24	May-14/2.79625	$21,714,900	$76,219

Total purchased swap options outstanding (cost $246,464)			$76,219

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Charter
Communications, Inc.
Class A	11/30/14	$46.86	37	$3,395

Total warrants (cost $111)				$3,395

SHORT-TERM INVESTMENTS (8.7%)*	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08% L	12,455,940	$12,455,940

U.S. Treasury Bills with an effective yield
of 0.15%, February 6, 2014 # Δ §	$1,092,000	1,091,836

U.S. Treasury Bills with an effective yield
of 0.13%, January 9, 2014	234,000	233,993

U.S. Treasury Bills with an effective yield
of 0.12%, September 18, 2014 Δ §	107,000	106,942

U.S. Treasury Bills with effective yields ranging
from 0.10% to 0.11%, July 24, 2014 # Δ §	3,540,000	3,538,453

U.S. Treasury Bills with effective yields ranging
from 0.09% to 0.10%, April 3, 2014 Δ §	2,504,000	2,503,557

SHORT-TERM INVESTMENTS (8.7%)* cont.	Principal amount	Value

U.S. Treasury Bills with effective yields ranging
from 0.08% to 0.13%, May 29, 2014 # Δ §	$9,799,000	$9,796,697

U.S. Treasury Bills with effective yields ranging
from 0.08% to 0.10%, August 21, 2014 # Δ §	1,707,000	1,706,234

Total short-term investments (cost $31,430,966)		$31,433,652

Total investments (cost $388,266,273)		$405,699,595

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

bp Basis Points

EMTN Euro Medium Term Notes

FRB Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period

FRN Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

IFB Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.

IO Interest Only

JSC Joint Stock Company

MTN Medium Term Notes

OAO Open Joint Stock Company

OJSC Open Joint Stock Company

OTC Over-the-counter

PO Principal Only

TBA To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC  820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $359,815,353.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

Putnam VT Diversified Income Fund 19

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $109,179,238 to cover certain derivatives contracts and delayed delivery securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	80.8%	Ireland	0.8%

Russia	2.7	Ukraine	0.7

Greece	2.2	Brazil	0.7

Argentina	2.2	Turkey	0.6

Venezuela	2.0	Germany	0.5

United Kingdom	1.1	Indonesia	0.5

Luxembourg	1.0	Other	3.4

Canada	0.8	Total	100.0%

FORWARD CURRENCY CONTRACTS at 12/31/13 (aggregate face value $134,257,857)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Brazilian Real	Buy	1/3/14	$1,070,213	$1,137,673	$(67,460)

	Brazilian Real	Sell	1/3/14	1,070,213	1,077,867	7,654

	Chilean Peso	Sell	1/16/14	623,035	561,260	(61,775)

	Singapore Dollar	Sell	2/19/14	403,269	411,685	8,416

Barclays Bank PLC

	Australian Dollar	Sell	1/16/14	886,609	852,638	(33,971)

	Brazilian Real	Buy	1/3/14	3,222,253	3,376,723	(154,470)

	Brazilian Real	Sell	1/3/14	3,222,253	3,291,677	69,424

	Brazilian Real	Sell	4/2/14	598,665	594,480	(4,185)

	British Pound	Buy	3/19/14	1,025,812	1,010,360	15,452

	Canadian Dollar	Sell	1/16/14	1,795,306	1,807,610	12,304

	Euro	Sell	3/19/14	2,626,428	2,592,126	(34,302)

	Japanese Yen	Sell	2/19/14	1,339,933	1,403,896	63,963

	Mexican Peso	Buy	1/16/14	1,274,384	1,260,014	14,370

	Mexican Peso	Sell	1/16/14	1,274,384	1,278,064	3,680

	Norwegian Krone	Buy	3/19/14	37,732	37,503	229

	Polish Zloty	Buy	3/19/14	284,498	276,902	7,596

	Singapore Dollar	Sell	2/19/14	51,191	61,362	10,171

	Swiss Franc	Sell	3/19/14	3,764,683	3,706,284	(58,399)

	Turkish Lira	Buy	3/19/14	500,368	521,650	(21,282)

Citibank, N.A.

	Australian Dollar	Buy	1/16/14	329,111	346,305	(17,194)

	Australian Dollar	Sell	1/16/14	329,111	348,343	19,232

	Brazilian Real	Buy	1/3/14	2,930,847	3,073,627	(142,780)

	Brazilian Real	Sell	1/3/14	2,930,847	2,966,346	35,499

	Brazilian Real	Sell	4/2/14	264,050	262,334	(1,716)

	British Pound	Sell	3/19/14	134,557	132,923	(1,634)

	Canadian Dollar	Sell	1/16/14	75,005	86,525	11,520

	Euro	Buy	3/19/14	516,701	522,807	(6,106)

	Japanese Yen	Sell	2/19/14	875,011	888,799	13,788

	New Taiwan Dollar	Buy	2/19/14	1,668,904	1,689,880	(20,976)

	New Taiwan Dollar	Sell	2/19/14	1,668,904	1,694,803	25,899

	New Zealand Dollar	Buy	1/16/14	886,416	874,449	11,967

	New Zealand Dollar	Sell	1/16/14	886,416	874,637	(11,779)

	Swiss Franc	Sell	3/19/14	1,906,850	1,877,395	(29,455)

20 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/13 (aggregate face value $134,257,857) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International

	British Pound	Buy	3/19/14	$907,143	$907,090	$53

	Canadian Dollar	Sell	1/16/14	876,808	900,262	23,454

	Euro	Sell	3/19/14	2,090,330	2,063,076	(27,254)

	Indian Rupee	Buy	2/19/14	532,057	531,435	622

	Japanese Yen	Buy	2/19/14	188,021	179,488	8,533

	Mexican Peso	Buy	1/16/14	1,126,071	1,094,675	31,396

	New Zealand Dollar	Buy	1/16/14	1,479,607	1,499,220	(19,613)

	New Zealand Dollar	Sell	1/16/14	1,479,607	1,467,556	(12,051)

	Norwegian Krone	Buy	3/19/14	4,456	13,441	(8,985)

	Singapore Dollar	Sell	2/19/14	483,780	499,644	15,864

	South Korean Won	Buy	2/19/14	106,419	107,633	(1,214)

	Swedish Krona	Sell	3/19/14	910,738	888,251	(22,487)

	Swiss Franc	Sell	3/19/14	929,085	914,631	(14,454)

Deutsche Bank AG

	Australian Dollar	Sell	1/16/14	837,273	810,360	(26,913)

	British Pound	Sell	3/19/14	414,926	411,227	(3,699)

	Canadian Dollar	Sell	1/16/14	895,253	882,395	(12,858)

	Euro	Sell	3/19/14	982,503	967,229	(15,274)

	Japanese Yen	Sell	2/19/14	437,626	415,497	(22,129)

	Norwegian Krone	Buy	3/19/14	16,293	16,191	102

	Polish Zloty	Buy	3/19/14	741,013	721,189	19,824

	Swiss Franc	Sell	3/19/14	1,825,080	1,810,601	(14,479)

Goldman Sachs International

	Australian Dollar	Buy	1/16/14	882,059	920,655	(38,596)

	Australian Dollar	Sell	1/16/14	882,059	923,273	41,214

	British Pound	Buy	3/19/14	106,090	107,695	(1,605)

	Canadian Dollar	Sell	1/16/14	1,086,105	1,084,911	(1,194)

	Chilean Peso	Buy	1/16/14	165,294	246,440	(81,146)

	Euro	Sell	3/19/14	1,732,793	1,706,758	(26,035)

	Japanese Yen	Sell	2/19/14	871,160	901,735	30,575

HSBC Bank USA, National Association

	Canadian Dollar	Sell	1/16/14	933,650	946,141	12,491

	Euro	Sell	3/19/14	29,990	25,684	(4,306)

	New Taiwan Dollar	Buy	2/19/14	1,668,908	1,689,499	(20,591)

	New Taiwan Dollar	Sell	2/19/14	1,668,908	1,694,011	25,103

JPMorgan Chase Bank N.A.

	Australian Dollar	Sell	1/16/14	830,047	835,871	5,824

	Brazilian Real	Buy	1/3/14	2,706,835	2,851,008	(144,173)

	Brazilian Real	Sell	1/3/14	2,706,835	2,742,808	35,973

	British Pound	Buy	3/19/14	460,772	463,386	(2,614)

	Canadian Dollar	Sell	1/16/14	1,910,024	1,922,614	12,590

	Euro	Sell	3/19/14	1,360,812	1,332,512	(28,300)

	Japanese Yen	Buy	2/19/14	20,376	21,023	(647)

	Japanese Yen	Sell	2/19/14	20,376	21,812	1,436

	Mexican Peso	Buy	1/16/14	443,994	431,601	12,393

	New Taiwan Dollar	Buy	2/19/14	2,947,523	2,978,019	(30,496)

	New Taiwan Dollar	Sell	2/19/14	2,947,523	2,996,765	49,242

	New Zealand Dollar	Buy	1/16/14	887,320	914,938	(27,618)

	New Zealand Dollar	Sell	1/16/14	887,320	882,694	(4,626)

	Norwegian Krone	Buy	3/19/14	1,677	1,667	10

	Russian Ruble	Sell	3/19/14	34,357	33,877	(480)

	Singapore Dollar	Sell	2/19/14	1,131,989	1,154,387	22,398

Putnam VT Diversified Income Fund 21

FORWARD CURRENCY CONTRACTS at 12/31/13 (aggregate face value $134,257,857) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.

	South Korean Won	Buy	2/19/14	$1,317,094	$1,309,798	$7,296

	Swiss Franc	Sell	3/19/14	897,678	897,462	(216)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	1/16/14	26,050	6,498	19,552

	Brazilian Real	Buy	1/3/14	2,059,214	2,188,987	(129,773)

	Brazilian Real	Sell	1/3/14	2,059,214	2,084,904	25,690

	British Pound	Sell	3/19/14	9,599	9,481	(118)

	Canadian Dollar	Sell	1/16/14	899,582	913,883	14,301

	Euro	Buy	3/19/14	122,985	133,176	(10,191)

	Japanese Yen	Sell	2/19/14	1,758,476	1,828,719	70,243

	Mexican Peso	Buy	1/16/14	633,631	620,735	12,896

State Street Bank and Trust Co.

	Australian Dollar	Buy	1/16/14	755,197	793,227	(38,030)

	Brazilian Real	Buy	1/3/14	2,312,684	2,460,650	(147,966)

	Brazilian Real	Sell	1/3/14	2,312,684	2,348,240	35,556

	British Pound	Buy	3/19/14	903,502	893,567	9,935

	Canadian Dollar	Sell	1/16/14	895,441	885,973	(9,468)

	Chilean Peso	Buy	1/16/14	566,674	582,203	(15,529)

	Chilean Peso	Sell	1/16/14	566,674	584,486	17,812

	Euro	Sell	3/19/14	755,517	760,145	4,628

	Japanese Yen	Sell	2/19/14	862,542	923,737	61,195

	Mexican Peso	Buy	1/16/14	106,211	96,447	9,764

	New Taiwan Dollar	Buy	2/19/14	2,947,523	2,979,713	(32,190)

	New Taiwan Dollar	Sell	2/19/14	2,947,523	2,992,881	45,358

	New Zealand Dollar	Buy	1/16/14	887,403	908,382	(20,979)

	New Zealand Dollar	Sell	1/16/14	887,404	882,357	(5,047)

	Norwegian Krone	Buy	3/19/14	491,044	487,760	3,284

	Polish Zloty	Buy	3/19/14	895,931	871,794	24,137

	Singapore Dollar	Sell	2/19/14	816,364	834,324	17,960

	South Korean Won	Buy	2/19/14	1,686,613	1,678,263	8,350

UBS AG

	Australian Dollar	Buy	1/16/14	43,358	65,278	(21,920)

	British Pound	Sell	3/19/14	12,414	977	(11,437)

	Canadian Dollar	Sell	1/16/14	1,316,295	1,320,559	4,264

	Euro	Sell	3/19/14	1,249,934	1,228,892	(21,042)

	Japanese Yen	Sell	2/19/14	525,152	542,585	17,433

	Mexican Peso	Buy	1/16/14	690,255	655,880	34,375

	New Zealand Dollar	Buy	1/16/14	887,403	908,423	(21,020)

	New Zealand Dollar	Sell	1/16/14	887,403	875,187	(12,216)

	Norwegian Krone	Buy	3/19/14	231,934	230,411	1,523

	Russian Ruble	Sell	3/19/14	198,448	195,568	(2,880)

	Singapore Dollar	Sell	2/19/14	715,488	733,519	18,031

	Swedish Krona	Sell	3/19/14	893,099	879,902	(13,197)

	Swiss Franc	Sell	3/19/14	2,715,468	2,672,901	(42,567)

WestPac Banking Corp.

	Australian Dollar	Buy	1/16/14	868,499	926,624	(58,125)

	Canadian Dollar	Sell	1/16/14	894,125	892,507	(1,618)

	Euro	Sell	3/19/14	1,582,984	1,551,823	(31,161)

	Japanese Yen	Sell	2/19/14	728,420	787,207	58,787

Total						$(725,380)

22 Putnam VT Diversified Income Fund

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/13	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 10 yr (Short)	2	$204,766	Mar-14	$(1,728)

Euro-Bobl 5 yr (Long)	8	1,369,426	Mar-14	(14,885)

Euro-Bund 10 yr (Short)	33	6,318,051	Mar-14	102,030

Euro-Buxl 30 yr (Short)	11	1,846,491	Mar-14	32,649

Japanese Government Bond
10 yr (Short)	3	4,082,803	Mar-14	23,632

Japanese Government Bond
10 yr Mini (Long)	12	1,632,552	Mar-14	(9,503)

U.K. Gilt 10 yr (Short)	5	882,290	Mar-14	4,723

U.S. Treasury Bond 30 yr
(Long)	14	1,796,375	Mar-14	(29,995)

U.S. Treasury Note 5 yr
(Short)	68	8,113,250	Mar-14	103,996

U.S. Treasury Note 10 yr
(Long)	190	23,378,906	Mar-14	(406,986)

Total				$(196,067)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/13 (premiums $238,864)

Counterparty
Fixed obligation % to receive or (pay)/		Expiration	Contract
Floating rate index/Maturity date		date/strike	amount	Value

Credit Suisse International
(1.5775)/3 month USD-LIBOR-BBA/
May-19		May-14/1.5775	$43,429,800	$58,630

Total				$58,630

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/13
Counterparty
Fixed right or obligation % to			Unrealized
receive or (pay)/Floating rate	Expiration	Contract	appreciation/
index/Maturity date	date/strike	amount	(depreciation)

Goldman Sachs International
(1.18)/3 month USD-LIBOR-BBA/
May-17 (Purchased)	May-14/1.18	$44,548,000	$ 102,460
(1.1925)/3 month
USD-LIBOR-BBA/May-17
(Purchased)	May-14/1.1925	44,548,000	100,679
1.035/6 month EUR-EURIBOR_
Reuters/May-17 (Written)	May-14/1.035	EUR 35,632,000	(32,353)
1.029/6 month EUR-EURIBOR_
Reuters/May-17 (Written)	May-14/1.029	EUR 35,632,000	(45,097)

JPMorgan Chase Bank N.A.
(1.155)/3 month USD-LIBOR-BBA/
May-17 (Purchased)	May-14/1.155	$35,638,000	79,829
2.777/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-14/2.777	21,714,900	(174,588)
(1.60)/3 month USD-LIBOR-BBA/
May-19 (Written)	May-14/1.60	43,429,800	179,799
1.004/6 month EUR-EURIBOR_
Reuters/May-17 (Written)	May-14/1.004	EUR 26,724,000	(35,661)

Total			$175,068

TBA SALE COMMITMENTS OUTSTANDING
at 12/31/13 (proceeds receivable	Principal	Settlement
$1,008,594)	amount	date	Value

Federal National Mortgage Association,
3 1/2s, January 1, 2044	$1,000,000	1/13/14	$994,219

Total			$994,219

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
CAD	5,544,000	$—	11/18/23	3 month CAD-BA-CDOR	2.9675%	$(86,585)

CAD	7,149,000	—	12/27/23	3.20%	3 month CAD-BA-	(6,609)
					CDOR

CAD	7,245,000	—	10/31/23	2.9075%	3 month CAD-BA-	138,749
					CDOR

CAD	1,326,000	—	11/1/23	2.9275%	3 month CAD-BA-	23,321
					CDOR

CAD	2,809,000	—	12/5/18	3 month CAD-BA-CDOR	2.1125%	(18,415)

CAD	2,126,000	—	12/9/23	3 month CAD-BA-CDOR	3.06%	(20,090)

CAD	5,010,000	—	12/11/23	3.0207%	3 month CAD-BA-	64,270
					CDOR

CAD	3,714,000	—	12/19/23	3 month CAD-BA-CDOR	3.135%	(14,403)

CAD	1,999,000	—	12/20/23	3.10%	3 month CAD-BA-	13,778
					CDOR

CAD	1,788,000	—	12/24/23	3.12875%	3 month CAD-BA-	8,744
					CDOR

Barclays Bank PLC
AUD	1,556,000	—	11/27/23	6 month AUD-BBR-BBSW	4.57%	2,312

AUD	2,271,000	—	12/19/23	4.56%	6 month AUD-BBR-	1,928
					BBSW

AUD	1,920,000	—	12/16/23	4.6275%	6 month AUD-BBR-	(8,428)
					BBSW

AUD	2,162,000	—	12/19/23	4.555%	6 month AUD-BBR-	2,631
					BBSW

Putnam VT Diversified Income Fund 23

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
AUD	1,798,000	$—	12/23/23	4.6165%	6 month AUD-BBR-	$(5,356)
					BBSW

AUD	899,000	—	12/23/23	4.618%	6 month AUD-BBR-	(2,775)
					BBSW

AUD	1,788,000	—	12/31/23	4.65425%	6 month AUD-BBR-	(9,559)
					BBSW

AUD	1,788,000 E	—	1/6/24	4.6275%	6 month AUD-BBR-	(5,045)
					BBSW

AUD	2,680,000 E	—	1/6/24	4.61%	6 month AUD-BBR-	(4,086)
					BBSW

CHF	1,809,000	—	11/18/23	1.492%	6 month	20,156
					CHF-LIBOR-BBA

CHF	3,588,000	—	12/5/23	1.489%	6 month	45,646
					CHF-LIBOR-BBA

EUR	53,658,000 E	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	199,307

GBP	3,732,000	—	8/15/31	3.60%	6 month	(255,561)
					GBP-LIBOR-BBA

Credit Suisse International
AUD	8,990,000	—	11/18/23	6 month AUD-BBR-BBSW	4.545%	1,747

AUD	2,256,000	—	12/16/23	4.63%	6 month AUD-BBR-	(10,328)
					BBSW

CHF	2,081,000	—	10/22/23	6 month CHF-LIBOR-BBA	1.51875%	(12,779)

CHF	2,751,000	—	11/19/23	1.4775%	6 month	35,016
					CHF-LIBOR-BBA

CHF	3,393,000	—	11/20/23	1.47%	6 month	45,990
					CHF-LIBOR-BBA

CHF	1,592,000	—	12/4/23	1.4675%	6 month	23,726
					CHF-LIBOR-BBA

CHF	3,677,000	—	7/18/23	1.4925%	6 month	28,613
					CHF-LIBOR-BBA

CHF	4,700,000	—	12/19/23	1.5825%	6 month	18,817
					CHF-LIBOR-BBA

CHF	2,914,000	—	12/19/23	6 month CHF-LIBOR-BBA	1.5825%	(11,667)

EUR	18,240,000	—	6/28/14	0.85%	6 month	(161,160)
					EUR-EURIBOR-
					REUTERS

SEK	9,270,000	—	11/28/23	3 month SEK-STIBOR-SIDE	2.635%	(27,462)

SEK	10,690,000	—	12/19/23	3 month SEK-STIBOR-SIDE	2.69%	(25,246)

SEK	15,690,000	—	12/23/23	3 month SEK-STIBOR-SIDE	2.81%	(11,916)

Goldman Sachs International
AUD	6,327,000	—	11/18/23	6 month AUD-BBR-BBSW	4.545%	1,229

AUD	3,204,000	—	11/20/23	6 month AUD-BBR-BBSW	4.535%	(2,084)

CAD	3,221,000	—	5/30/23	2.534%	3 month CAD-BA-	145,506
					CDOR

CHF	7,500,000	—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	16,572

CHF	7,500,000	—	7/3/23	6 month CHF-LIBOR-BBA	1.5275%	26,346

CHF	6,244,000	—	10/21/23	6 month CHF-LIBOR-BBA	1.55%	(17,434)

CHF	3,000,000	—	11/7/23	1.475%	6 month	36,037
					CHF-LIBOR-BBA

CHF	5,385,000	—	11/8/23	6 month CHF-LIBOR-BBA	1.465%	(70,739)

EUR	231,753,000 E	—	8/6/17	1 month EUR-EONIA-OIS-COMPOUND	1.102%	(162,600)

EUR	56,223,000	—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(16,460)

EUR	56,223,000	—	8/30/14	0.309%	3 month	(88,013)
					EUR-EURIBOR-
					REUTERS

EUR	56,223,000	—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(16,272)

24 Putnam VT Diversified Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	56,223,000	$—	8/31/14	0.314%	3 month	$(92,418)
					EUR-EURIBOR-
					REUTERS

EUR	56,223,000	—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(35,020)

EUR	56,223,000	—	9/3/14	0.283%	3 month	(67,410)
					EUR-EURIBOR-
					REUTERS

GBP	3,732,000	—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(190,633)

KRW	5,920,000,000	—	7/12/18	3.07%	3 month KRW-CD-	4,699
					KSDA-BLOOMBERG

KRW	14,060,000,000	—	7/12/15	3 month KRW-CD-KSDA-BLOOMBERG	2.771%	3,852

SEK	8,606,000	—	10/14/23	2.84%	3 month SEK-STIBOR-	(2,677)
					SIDE

SEK	13,190,000	—	11/29/23	3 month SEK-STIBOR-SIDE	2.60%	(45,535)

SEK	14,480,000	—	12/6/23	3 month SEK-STIBOR-SIDE	2.72125%	(26,774)

JPMorgan Chase Bank N.A.
AUD	2,164,000	—	11/19/23	6 month AUD-BBR-BBSW	4.505%	(6,076)

AUD	1,392,000	—	12/13/23	4.6375%	6 month AUD-BBR-	(7,383)
					BBSW

AUD	1,817,000	—	12/18/23	4.5925%	6 month AUD-BBR-	(3,030)
					BBSW

CAD	12,838,000	—	2/26/18	3 month CAD-BA-CDOR	1.65%	(178,409)

CAD	2,091,000	—	8/6/23	3 month CAD-BA-CDOR	3.01625%	(7,206)

CAD	4,277,000	—	9/17/23	3 month CAD-BA-CDOR	3.23%	48,684

CAD	1,820,500	—	11/6/23	3 month CAD-BA-CDOR	3.003%	(21,198)

CAD	1,436,000	—	11/26/23	3 month CAD-BA-CDOR	2.955%	(24,762)

CAD	2,351,000	—	12/5/23	3 month CAD-BA-CDOR	3.065%	(20,385)

CAD	2,158,000	—	12/13/23	3 month CAD-BA-CDOR	3.076%	(18,007)

CAD	2,158,000	—	12/13/23	3 month CAD-BA-CDOR	3.063%	(20,357)

CAD	1,792,000	—	12/17/23	3 month CAD-BA-CDOR	3.072%	(16,184)

SEK	13,699,000	—	11/12/23	2.745%	3 month SEK-STIBOR-	18,059
					SIDE

SEK	14,270,000	—	12/23/23	3 month SEK-STIBOR-SIDE	2.80%	(12,795)

ZAR	127,186,000	—	7/10/15	5.90%	3 month ZAR-JIBAR-	(25,944)
					SAFEX

ZAR	57,224,000	—	7/10/18	3 month ZAR-JIBAR-SAFEX	7.11%	1,255

Total		$—				$(916,285)

E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

EUR	3,229,000	$(58)	12/9/23	2.044%	6 month	$35,511
					EUR-EURIBOR-
					REUTERS

EUR	66,677,000 E	(356)	9/3/17	1.53%	1 month EUR-EONIA-	(300,305)
					OIS-COMPOUND

EUR	5,421,000	(51)	7/17/23	1.918%	6 month	61,319
					EUR-EURIBOR-
					REUTERS

EUR	4,148,000	(39)	7/17/23	1.906%	6 month	53,388
					EUR-EURIBOR-
					REUTERS

EUR	7,410,000	(70)	9/3/23	6 month EUR-EURIBOR-REUTERS	2.1825%	129,691

EUR	6,269,000	(61)	10/21/23	6 month EUR-EURIBOR-REUTERS	2.168%	64,703

Putnam VT Diversified Income Fund 25

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 cont.

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

EUR	6,535,000	$(64)	12/5/23	1.9825%	6 month	$119,965
					EUR-EURIBOR-
					REUTERS

EUR	44,800,000 E	(137)	12/4/16	6 month EUR-EURIBOR-REUTERS	0.926%	(122,167)

EUR	5,641,000	(55)	12/5/23	1.9885%	6 month	99,252
					EUR-EURIBOR-
					REUTERS

EUR	1,418,000	(14)	12/9/23	2.095%	6 month	6,318
					EUR-EURIBOR-
					REUTERS

EUR	9,011,000 E	(89)	7/18/23	6 month EUR-EURIBOR-REUTERS	2.932%	(58,104)

EUR	4,850,000	(48)	12/18/23	2.05%	6 month	55,882
					EUR-EURIBOR-
					REUTERS

EUR	5,000	—	12/20/23	2.052%	6 month	58
					EUR-EURIBOR-
					REUTERS

GBP	1,253,000	(15)	12/19/23	2.90%	6 month	14,287
					GBP-LIBOR-BBA

JPY	811,886,000	(146)	7/12/43	2.024375%	6 month	(314,324)
					JPY-LIBOR-BBA

JPY	254,066,000	(47)	10/3/43	6 month JPY-LIBOR-BBA	1.8425%	(23,085)

JPY	3,907,287,000	(158)	7/12/18	6 month JPY-LIBOR-BBA	0.5175%	329,553

JPY	405,943,000	(74)	7/18/43	1.9825%	6 month	(115,202)
					JPY-LIBOR-BBA

JPY	1,953,644,000	(80)	7/18/18	6 month JPY-LIBOR-BBA	0.4825%	130,282

JPY	2,930,465,500	(120)	8/28/18	0.4475%	6 month	(129,600)
					JPY-LIBOR-BBA

JPY	611,371,000	(25)	10/3/18	0.403%	6 month	(10,816)
					JPY-LIBOR-BBA

JPY	304,880,000	(56)	10/15/43	6 month JPY-LIBOR-BBA	1.73%	(110,912)

EUR	44,800,000 E	(226)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.915%	(118,558)

EUR	44,800,000 E	(226)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.925%	(112,395)

EUR	44,800,000 E	(198)	12/5/16	6 month EUR-EURIBOR-REUTERS	0.918%	(127,158)

EUR	2,781,000 E	(43)	7/19/23	6 month EUR-EURIBOR-REUTERS	2.92%	(20,128)

EUR	5,459,000	(99)	1/2/24	6 month EUR-EURIBOR-REUTERS	2.1675%	10,114

JPY	611,371,000	(50)	10/3/18	0.403%	6 month	(10,841)
					JPY-LIBOR-BBA

JPY	254,066,000	(88)	10/3/43	6 month JPY-LIBOR-BBA	1.843%	(22,834)

EUR	16,200,000 E	(236)	7/2/23	2.895%	6 month	130,362
					EUR-EURIBOR-Telerate

EUR	16,200,000 E	(237)	7/3/23	2.89%	6 month	135,710
					EUR-EURIBOR-
					REUTERS

EUR	35,597,000	(613)	7/15/23	1.945%	6 month	273,833
					EUR-EURIBOR-
					REUTERS

EUR	2,712,000	(49)	1/2/24	6 month EUR-EURIBOR-REUTERS	2.171%	6,219

EUR	44,800,000 E	(227)	11/27/16	6 month EUR-EURIBOR-REUTERS	0.942%	(105,000)

EUR	3,424,000	(61)	12/6/23	2.028%	6 month	43,257
					EUR-EURIBOR-
					REUTERS

EUR	1,804,000	(33)	12/9/23	2.092%	6 month	8,723
					EUR-EURIBOR-
					REUTERS

26 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 cont.

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

EUR	2,881,000	$(52)	12/11/23	2.09%	6 month	$15,434
					EUR-EURIBOR-
					REUTERS

EUR	3,255,000	(59)	12/12/23	2.081%	6 month	21,857
					EUR-EURIBOR-
					REUTERS

EUR	1,747,000	(32)	12/16/23	2.068%	6 month	15,679
					EUR-EURIBOR-
					REUTERS

EUR	9,620,000 E	(73)	9/20/17	1.015%	1 month EUR-EONIA-	27,586
					OIS-COMPOUND

EUR	5,172,000	(94)	12/20/23	6 month EUR-EURIBOR-REUTERS	2.037%	(69,756)

EUR	2,732,000	(50)	1/2/24	6 month EUR-EURIBOR-REUTERS	2.166%	4,536

	$23,162,500 E	(259)	11/21/23	3 month USD-LIBOR-BBA	4.22125%	(346,076)

	32,890,800 E	(183)	11/21/18	2.1525%	3 month	395,494
					USD-LIBOR-BBA

	38,967,000 E	189,013	3/19/19	3 month USD-LIBOR-BBA	1.90%	255,647

	1,137,000	(72)	9/25/23	3 month USD-LIBOR-BBA	2.92%	(2,684)

	32,890,800 E	(265)	11/20/18	2.14%	3 month	402,976
					USD-LIBOR-BBA

	23,162,500 E	(259)	11/20/23	3 month USD-LIBOR-BBA	4.255%	(313,185)

	110,902,400 E	1,327,557	3/19/19	3 month USD-LIBOR-BBA	2.00%	978,213

	162,572,800 E	791,761	3/19/16	3 month USD-LIBOR-BBA	0.75%	263,398

	9,400,400 E	139,276	3/19/44	3 month USD-LIBOR-BBA	3.75%	(237,492)

	102,015,500 E	1,567,138	3/19/24	3 month USD-LIBOR-BBA	3.25%	891,796

	301,500,000 E	(980)	12/5/16	3 month USD-LIBOR-BBA	1.237%	960,804

	4,151,000 E	19,425	3/19/24	3 month USD-LIBOR-BBA	3.15%	29,097

GBP	11,310,000 E	144,369	3/19/24	6 month GBP-LIBOR-BBA	3.00%	259,737

EUR	3,135,000	(57)	10/22/23	6 month EUR-EURIBOR-REUTERS	2.125%	14,777

Total		$4,171,955				$3,574,836

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$1,227,359	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$4,480
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

427,599	—	1/12/41	4.00% (1 month	Synthetic TRS Index	1,561
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,718,474	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(56,746)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,566,256	—	1/12/41	4.50% (1 month	Synthetic TRS Index	13,229
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,496,372	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	(6,166)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Putnam VT Diversified Income Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$465,864	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$890
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,115,614	—	1/12/42	4.00% (1 month	Synthetic TRS Index	3,374
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

895,893	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,712
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

796,521	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,522
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,325,702	—	1/12/41	4.00% (1 month	Synthetic TRS Index	4,839
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,603,562	—	1/12/41	4.00% (1 month	Synthetic TRS Index	31,407
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,824,033	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(6,742)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

301,909	—	1/12/40	4.00% (1 month	Synthetic MBX Index	(949)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

490,468	—	1/12/41	5.00% (1 month	Synthetic MBX Index	937
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,433,279	—	1/12/41	5.00% (1 month	Synthetic MBX Index	6,561
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

887,878	—	1/12/39	6.00% (1 month	Synthetic TRS Index	7,097
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,463,405	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(5,881)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,621,554	—	1/12/41	5.00% (1 month	Synthetic MBX Index	5,010
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

778,516	—	1/12/40	4.00% (1 month	Synthetic MBX Index	(2,446)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

119,208	—	1/12/38	6.50% (1 month	Synthetic TRS Index	779
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

334,009	—	1/12/41	5.00% (1 month	Synthetic MBX Index	638
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,109,855	—	1/12/41	4.00% (1 month	Synthetic TRS Index	11,353
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

401,771	—	1/12/41	5.00% (1 month	Synthetic MBX Index	768
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

2,452,342	—	1/12/41	5.00% (1 month	Synthetic MBX Index	4,686
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,921,460	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,587)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

28 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,733,116	$—	1/12/40	4.00% (1 month	Synthetic MBX Index	$(5,446)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

365,524	—	1/12/40	5.00% (1 month	Synthetic MBX Index	699
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,809,385	—	1/12/40	4.50% (1 month	Synthetic MBX Index	(5,900)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

11,232,219	—	1/12/41	5.00% (1 month	Synthetic MBX Index	21,464
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,326,292	—	1/12/41	5.00% (1 month	Synthetic MBX Index	4,445
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

408,186	—	1/12/40	5.00% (1 month	Synthetic MBX Index	780
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,323,533	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,530
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

959,715	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,834
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,730,100	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(14,613)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

5,883,032	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(14,044)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,176,678	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(6,913)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

4,116,460	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(34,769)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

892,507	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(5,149)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

446,310	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,575)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

446,310	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,575)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

895,647	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(5,167)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

2,326,192	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(13,419)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

895,647	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(5,167)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

3,158,544	—	1/12/41	4.00% (1 month	Synthetic TRS Index	11,530
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,174,048	—	1/12/41	5.00% (1 month	Synthetic TRS Index	5,457
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

Putnam VT Diversified Income Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$706,482	$—	1/12/41	5.00% (1 month	Synthetic TRS Index	$3,284
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

734,231	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,403
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

896,402	—	1/12/41	5.00% (1 month	Synthetic TRS Index	4,167
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,868,590	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,461)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,339,223	—	1/12/38	6.50% (1 month	Synthetic TRS Index	8,754
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

192,113	—	1/12/38	6.50% (1 month	Synthetic TRS Index	1,256
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,788,266	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(10,316)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

471,822	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,126)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,852,695	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(52,129)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

Citibank, N.A.
1,492,496	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,852
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,433,279	—	1/12/41	5.00% (1 month	Synthetic MBX Index	6,561
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,335,611	—	1/12/41	5.00% (1 month	Synthetic MBX Index	4,463
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,321,845	—	1/12/41	4.00% (1 month	Synthetic TRS Index	4,825
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,976,751	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(16,696)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

3,279,063	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(11,970)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,335,343	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(4,875)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,420,014	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(20,440)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

2,891,184	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	(11,914)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

30 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International
$980,937	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$1,875
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,224,356	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,923)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,369,390	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(8,649)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

3,462,733	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(12,641)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,892,440	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(10,559)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,808,559	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(10,253)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

3,838,750	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(14,013)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,835,073	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(10,349)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,129,524	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(17,987)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

863,393	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(3,152)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

9,280,875	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(33,880)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,670,686	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(9,749)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,042,731	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(17,254)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

2,177,792	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(18,394)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

2,274,326	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(19,210)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

645,632	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(5,453)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,632,748	—	1/12/41	5.00% (1 month	Synthetic TRS Index	7,590
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,633,751	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(17,550)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

3,806,615	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	(15,686)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Putnam VT Diversified Income Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International cont.
$1,800,019	$—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	$(19,336)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

2,467,733	—	1/12/41	4.00% (1 month	Synthetic TRS Index	9,008
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Deutsche Bank AG
1,224,356	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,923)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Goldman Sachs International
1,630,490	—	1/12/39	6.00% (1 month	Synthetic TRS Index	13,032
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

555,524	—	1/12/38	6.50% (1 month	Synthetic TRS Index	3,631
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,769,017	—	1/12/42	4.00% (1 month	Synthetic TRS Index	8,375
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,769,017	—	1/12/42	4.00% (1 month	Synthetic TRS Index	8,375
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,769,511	—	1/12/41	4.00% (1 month	Synthetic TRS Index	10,110
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,314,844	—	1/12/41	4.50% (1 month	Synthetic TRS Index	36,444
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,988,042	—	1/12/41	4.50% (1 month	Synthetic TRS Index	33,684
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

857,495	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,047)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

322,117	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(769)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

7,424,772	—	1/12/41	4.50% (1 month	Synthetic TRS Index	62,712
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,846,562	—	1/12/41	4.50% (1 month	Synthetic TRS Index	15,597
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

238,453	—	1/12/39	6.00% (1 month	Synthetic TRS Index	1,906
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

3,100	—	1/12/41	4.50% (1 month	Synthetic TRS Index	26
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

10,169,923	—	1/12/40	4.00% (1 month	Synthetic TRS Index	41,907
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

625,522	—	1/12/39	6.00% (1 month	Synthetic TRS Index	5,000
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,250,928	—	1/12/39	6.00% (1 month	Synthetic TRS Index	9,999
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

32 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$4,584,999	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$16,738
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,640,798	—	1/12/41	4.00% (1 month	Synthetic TRS Index	9,640
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

598,710	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,429)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,567,825	—	1/12/41	4.00% (1 month	Synthetic TRS Index	13,024
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,174,714	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,804)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

718,363	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,715)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

55,096	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(132)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

146,811	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(350)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

39,402	—	1/12/38	6.50% (1 month	Synthetic TRS Index	258
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

753,424	—	1/12/38	6.50% (1 month	Synthetic TRS Index	4,925
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,265,262	—	1/12/41	4.00% (1 month	Synthetic TRS Index	8,269
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,367,282	—	1/12/41	4.00% (1 month	Synthetic TRS Index	12,292
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,061,648	—	1/12/41	4.00% (1 month	Synthetic TRS Index	11,177
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,605,578	—	1/12/42	4.00% (1 month	Synthetic TRS Index	10,906
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

638,801	—	1/12/39	6.00% (1 month	Synthetic TRS Index	5,106
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,869,034	—	1/12/41	4.50% (1 month	Synthetic TRS Index	24,233
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,116,787	—	1/12/42	4.00% (1 month	Synthetic TRS Index	9,427
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,566,256	—	1/12/41	4.50% (1 month	Synthetic TRS Index	13,229
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,926,185	—	1/12/41	4.00% (1 month	Synthetic TRS Index	10,682
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

181,260	—	1/12/41	4.00% (1 month	Synthetic TRS Index	662
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Putnam VT Diversified Income Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$14,042,000	$—	8/9/18	2.2575%	USA Non Revised	$158,114
				Consumer Price Index-
				Urban (CPI-U)

14,042,000	—	8/15/18	2.225%	USA Non Revised	135,647
				Consumer Price Index-
				Urban (CPI-U)

JPMorgan Chase Bank N.A.
4,478,461	—	1/12/41	4.00% (1 month	Synthetic TRS Index	16,349
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,866,820	—	1/12/41	4.50% (1 month	Synthetic TRS Index	24,214
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

250,196	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(913)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Total	$—				$348,009

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/13

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$5,468	$80,000	5/11/63	300 bp	$4,195

CMBX NA BBB– Index	BBB–/P	10,546	175,000	5/11/63	300 bp	7,761

CMBX NA BBB– Index	BBB–/P	21,545	349,000	5/11/63	300 bp	15,990

CMBX NA BBB– Index	BBB–/P	20,577	361,000	5/11/63	300 bp	14,831

Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	35,808	323,000	5/11/63	300 bp	30,667

Irish Gov’t, 4.50%, 4/18/2020	—	(45,669)	570,000	9/20/17	(100 bp)	(48,053)

Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(93,003)	570,000	9/20/17	(100 bp)	(54,427)

Credit Suisse International
CMBX NA BBB– Index	BBB–/P	2,947	154,000	5/11/63	300 bp	496

CMBX NA BBB– Index	BBB–/P	3,111	268,000	5/11/63	300 bp	(1,154)

CMBX NA BBB– Index	BBB–/P	23,720	298,000	5/11/63	300 bp	18,977

CMBX NA BBB– Index	BBB–/P	25,423	349,000	5/11/63	300 bp	19,868

CMBX NA BBB– Index	BBB–/P	41,918	371,000	5/11/63	300 bp	36,013

CMBX NA BBB– Index	BBB–/P	5,900	384,000	5/11/63	300 bp	(212)

CMBX NA BBB– Index	BBB–/P	30,800	386,000	5/11/63	300 bp	24,656

CMBX NA BBB– Index	BBB–/P	30,042	388,000	5/11/63	300 bp	23,866

CMBX NA BBB– Index	BBB–/P	25,590	389,000	5/11/63	300 bp	19,398

CMBX NA BBB– Index	BBB–/P	11,988	394,000	5/11/63	300 bp	5,717

CMBX NA BBB– Index	BBB–/P	6,960	395,000	5/11/63	300 bp	672

CMBX NA BBB– Index	BBB–/P	38,549	503,000	5/11/63	300 bp	30,543

CMBX NA BBB– Index	BBB–/P	33,609	819,000	5/11/63	300 bp	20,573

CMBX NA BBB– Index	BBB–/P	10,529	220,000	5/11/63	300 bp	7,027

CMBX NA BBB– Index	BBB–/P	11,924	276,000	5/11/63	300 bp	7,531

Spain Gov’t, 5.50%, 7/30/2017	—	(67,198)	570,000	9/20/17	(100 bp)	(62,318)

Deutsche Bank AG
Republic of Argentina, 8.28%, 12/31/33	B3	60,808	520,000	3/20/17	500 bp	(103,536)

Total		$251,892				$19,081

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2013. Securities rated by Putnam are indicated by “/P.”

34 Putnam VT Diversified Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Consumer cyclicals	$356,737	$142	$100,609

Total common stocks	356,737	142	100,609

Convertible bonds and notes	—	170,625	—

Convertible preferred stocks	183,316	—	—

Corporate bonds and notes	—	116,126,850	—

Foreign government and agency bonds and notes	—	37,105,609	—

Mortgage-backed securities	—	163,594,144	—

Preferred stocks	236,783	548,171	—

Purchased swap options outstanding	—	76,219	—

Senior loans	—	6,058,117	—

U.S. government and agency mortgage obligations	—	49,705,226	—

Warrants	—	3,395	—

Short-term investments	12,455,940	18,977,712	—

Totals by level	$13,232,776	$392,366,210	$100,609

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(725,380)	$—

Futures contracts	(196,067)	—	—

Written swap options outstanding	—	(58,630)	—

Forward premium swap option contracts	—	175,068	—

TBA sale commitments	—	(994,219)	—

Interest rate swap contracts	—	(1,513,404)	—

Total return swap contracts	—	348,009	—

Credit default contracts	—	(232,811)	—

Totals by level	$(196,067)	$(3,001,367)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 35

Statement of assets and liabilities
12/31/13

Assets

Investment in securities, at value, (Note 1):

Unaffiliated issuers (identified cost $375,810,333)	$393,243,655

Affiliated issuers (identified cost $12,455,940) (Note 5)	12,455,940

Interest and other receivables	5,493,811

Receivable for shares of the fund sold	6,597

Receivable for investments sold	482,266

Receivable for sales of delayed delivery securities (Note 1)	1,009,760

Receivable for variation margin (Note 1)	648,896

Unrealized appreciation on forward premium swap option contracts (Note 1)	462,767

Unrealized appreciation on forward currency contracts (Note 1)	1,202,631

Unrealized appreciation on OTC swap contracts (Note 1)	2,207,081

Premium paid on OTC swap contracts (Note 1)	205,870

Total assets	417,419,274

Liabilities

Payable to custodian	25,918

Payable for investments purchased	92,788

Payable for purchases of delayed delivery securities (Note 1)	49,605,460

Payable for shares of the fund repurchased	350,663

Payable for compensation of Manager (Note 2)	165,862

Payable for custodian fees (Note 2)	36,936

Payable for investor servicing fees (Note 2)	29,883

Payable for Trustee compensation and expenses (Note 2)	144,478

Payable for administrative services (Note 2)	2,360

Payable for distribution fees (Note 2)	50,336

Payable for variation margin (Note 1)	413,261

Unrealized depreciation on OTC swap contracts (Note 1)	2,756,276

Premium received on OTC swap contracts (Note 1)	457,762

Unrealized depreciation on forward currency contracts (Note 1)	1,928,011

Unrealized depreciation on forward premium swap option contracts (Note 1)	287,699

Written options outstanding, at value (premiums $238,864) (Notes 1 and 3)	58,630

TBA sale commitments, at value (proceeds receivable $1,008,594) (Note 1)	994,219

Other accrued expenses	203,379

Total liabilities	57,603,921

Net assets	$359,815,353

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$403,408,310

Undistributed net investment income (Note 1)	27,179,682

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(90,700,259)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	19,927,620

Total — Representing net assets applicable to capital shares outstanding	$359,815,353

Computation of net asset value Class IA

Net assets	$121,877,331

Number of shares outstanding	16,082,648

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.58

Computation of net asset value Class IB

Net assets	$237,938,022

Number of shares outstanding	31,430,151

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.57

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Diversified Income Fund

Statement of operations
Year ended 12/31/13

Investment income

Interest (including interest income of $18,485 from investments in affiliated issuers) (Note 5)	$26,484,007

Dividends	92,254

Total investment income	26,576,261

Expenses

Compensation of Manager (Note 2)	2,262,597

Investor servicing fees (Note 2)	412,050

Custodian fees (Note 2)	102,452

Trustee compensation and expenses (Note 2)	33,391

Distribution fees (Note 2)	710,055

Administrative services (Note 2)	10,831

Other	284,952

Total expenses	3,816,328

Expense reduction (Note 2)	(167)

Net expenses	3,816,161

Net investment income	22,760,100
Net realized gain on investments (Notes 1 and 3)	1,230,497

Net increase from payments by affiliates (Note 2)	9,175

Net realized gain on swap contracts (Note 1)	3,352,166

Net realized loss on futures contracts (Note 1)	(2,479,099)

Net realized loss on foreign currency transactions (Note 1)	(270,911)

Net realized gain on written options (Notes 1 and 3)	3,618,254

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(1,038,855)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options and TBA sale commitments during the year	3,938,663

Net gain on investments	8,359,890

Net increase in net assets resulting from operations	$31,119,990

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 37

Statement of changes in net assets

	Year ended	Year ended
	12/31/13	12/31/12

Increase (decrease) in net assets

Operations:

Net investment income	$22,760,100	$23,110,851

Net realized gain (loss) on investments and foreign currency transactions	5,460,082	(34,885,727)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	2,899,808	62,088,912

Net increase in net assets resulting from operations	31,119,990	50,314,036

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(4,499,706)	(7,963,760)

Class IB	(10,005,596)	(17,976,606)

Decrease from capital share transactions (Note 4)	(104,341,636)	(12,903,195)

Total increase (decrease) in net assets	(87,726,948)	11,470,475

Net assets:

Beginning of year	447,542,301	436,071,826

End of year (including undistributed net investment income of $27,179,682 and $13,059,197, respectively)	$359,815,353	$447,542,301

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

12/31/13	$7.26	.42	.16	.58	(.26)	(.26)	—	$7.58	8.08	$121,877.75		5.71	234

12/31/12	6.88	.37	.43	.80	(.42)	(.42)	—	7.26	11.97	132,669.77		5.24	170

12/31/11	7.85	.41	(.60)	(.19)	(.78)	(.78)	— [f,g]	6.88	(3.17)	134,507.76		5.55	155

12/31/10	8.11	.72	.23	.95	(1.21)	(1.21)	—	7.85	13.02	163,545	.74[h]	9.41	115

12/31/09	5.72	.61	2.29	2.90	(.51)	(.51)	—	8.11	54.83	167,996	.77[i,j]	9.07[i]	168

Class IB

12/31/13	$7.25	.40	.16	.56	(.24)	(.24)	—	$7.57	7.81	$237,938	1.00	5.45	234

12/31/12	6.87	.35	.43	.78	(.40)	(.40)	—	7.25	11.69	314,873	1.02	4.99	170

12/31/11	7.84	.39	(.60)	(.21)	(.76)	(.76)	—[f,g]	6.87	(3.43)	301,565	1.01	5.30	155

12/31/10	8.10	.70	.23	.93	(1.19)	(1.19)	—	7.84	12.81	362,084	.99 [h]	9.13	115

12/31/09	5.68	.61	2.30	2.91	(.49)	(.49)	—	8.10	55.35	348,898	1.02 [i,j]	8.95[i]	168

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.13% of average net assets.

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 39

Notes to financial statements 12/31/13

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2013 through December 31, 2013.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade (sometimes referred to as “junk bonds”) in quality and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated

40 Putnam VT Diversified Income Fund

prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearing-house guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Putnam VT Diversified Income Fund 41

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,484,062 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,391,371.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities or to dispose of the TBA commitments prior to settlement. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

42 Putnam VT Diversified Income Fund

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2013, the fund had a capital loss carryover of $84,364,719 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$17,089,018	$13,477,283	$30,566,301	*

19,568,782	N/A	19,568,782	12/31/16

34,229,636	N/A	34,229,636	12/31/17

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from realized gains and losses on certain futures contracts, from interest on payment-in-kind securities, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $5,865,687 to increase undistributed net investment income, $928,586 to increase paid-in-capital and $6,794,273 to increase accumulated net realized loss.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$17,186,957
Unrealized depreciation	(6,289,867)

Net unrealized appreciation	10,897,090
Undistributed ordinary income	26,159,500
Capital loss carryforward	(84,364,719)

Cost for federal income tax purposes	$394,696,008

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 52.3% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

Following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management, the Trustees of the fund approved an interim management contract with Putnam Management. Consistent with Rule 15a-4 under the Investment Company Act of 1940, the interim management contract will remain in effect until the earlier to occur of (i) approval by the fund’s shareholders of a new management contract and (ii) March 7, 2014. Except with respect to termination, the substantive terms of the interim management contract, including terms relating to fees payable to Putnam Management, are identical to the terms of the fund’s previous management contract with Putnam Management. The Trustees of the fund also approved the continuance, effective October 8, 2013, of the sub-management contract between Putnam Management and Putnam Investments Limited (PIL) described below, for a term no longer than March 7, 2014. The Trustees of the fund have called a shareholder meeting for February 27, 2014, at which shareholders of the fund will consider approval of a proposed new management contract between the fund and Putnam Management. The substantive terms of the proposed new management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract. Further information regarding the proposed new management contract is included in a proxy statement filed with the SEC on December 20, 2013. The proxy statement was mailed to shareholders of record beginning on or about December 23, 2013.

Putnam Management has contractually agreed, through June 30, 2014, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. This expense limitation remains in place under the interim management contract described above. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL, an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $9,175 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the

Putnam VT Diversified Income Fund 43

fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$127,797
Class IB	284,253

Total	$412,050

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $167 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $251, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$710,055

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $868,946,217 and $905,902,368, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $2,778,750 and $2,779,219, respectively.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap	Written option	Written option
		contract amounts	option premiums	contract amount	premiums

Written options outstanding at the
beginning of the reporting period	USD	47,642,000	$917,109	$—	$—

	EUR	—	$—	$—	$—

Options opened	USD	2,060,756,989	5,068,088	45	17,493

	EUR	297,965,000	2,307,597	—	—

Options exercised	USD	(158,820,300)	(243,428)	—	—

	EUR	—	—	—	—

Options expired	USD	—	—	(45)	(17,493)

	EUR	—	—	—	—

Options closed	USD	(1,862,719,089)	(5,502,905)	—	—

	EUR	(199,977,000)	(2,307,597)	—	—

Written options outstanding at the
end of the reporting period	USD	86,859,600	$238,864	$—	$—

	EUR	97,988,000	$—	$—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Year ended 12/31/13		Year ended 12/31/12		Year ended 12/31/13		Year ended 12/31/12

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	286,991	$2,109,654	398,811	$2,839,010	3,963,791	$29,092,914	6,619,005	$46,041,621

Shares issued in connection with
reinvestment of distributions	620,649	4,499,706	1,164,292	7,963,760	1,380,082	10,005,596	2,628,159	17,976,606

	907,640	6,609,360	1,563,103	10,802,770	5,343,873	39,098,510	9,247,164	64,018,227

Shares repurchased	(3,105,689)	(22,838,866)	(2,846,862)	(19,962,907)	(17,348,305)	(127,210,640)	(9,726,904)	(67,761,285)

Net decrease	(2,198,049)	$(16,229,506)	(1,283,759)	$(9,160,137)	(12,004,432)	$(88,112,130)	(479,740)	$(3,743,058)

44 Putnam VT Diversified Income Fund

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the beginning of				Fair value at the end of the
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	reporting period

Putnam Money Market Liquidity Fund*	$46,431,444	$33,271,125	$79,702,569	$8,957	$—

Putnam Short Term Investment Fund*	—	200,250,428	187,794,488	9,528	12,455,940

Totals	$46,431,444	$233,521,553	$267,497,057	$18,485	$12,455,940

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	—*

Purchased swap option contracts (contract amount)	$308,300,000

Written futures contract option contracts (contract amount) (Note 3)	—*

Written swap option contracts (contract amount) (Note 3)	$279,400,000

Futures contracts (number of contracts)	800

Forward currency contracts (contract amount)	$372,300,000

OTC interest rate swap contracts (notional)	$1,861,800,000

Centrally cleared interest rate swap contracts (notional)	$872,900,000

OTC total return swap contracts (notional)	$394,000,000

OTC credit default swap contracts (notional)	$16,200,000

Warrants (number of warrants)	70

*For the reporting period, the transactions were minimal.

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$43,456	Payables	$276,267

Foreign exchange contracts	Receivables	1,202,631	Payables	1,928,011

Equity contracts	Investments	3,395	Payables	—

Interest rate contracts	Investments,
	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	6,487,352*	Unrealized depreciation	7,656,157*

Total		$7,736,834		$9,860,435

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT Diversified Income Fund 45

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$426,517	$426,517

Foreign exchange contracts	—	—	(282,554)	—	$(282,554)

Interest rate contracts	(1,637,830)	(2,479,099)	—	2,925,649	$(1,191,280)

Total	$(1,637,830)	$(2,479,099)	$(282,554)	$3,352,166	$(1,047,317)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$123,063	$123,063

Foreign exchange contracts	—	—	—	(1,062,598)	—	$(1,062,598)

Equity contracts	(7,761)	—	—	—	—	$(7,761)

Interest rate contracts	—	1,255,406	(182,957)	—	3,847,866	$4,920,315

Total	$(7,761)	$1,255,406	$(182,957)	$(1,062,598)	$3,970,929	$3,973,019

46 Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund 47

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statements of assets and liabilities.

	Bank of America N. A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N. A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N. A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$248,862	$271,980	$—	$—	$153,909	$—	$234,241	$—	$67,998	$—	$—	$—	$—	$—	$976,990

Centrally cleared interest rate
swap contracts§	—	—	648,896	—	—	—	—	—	—	—	—	—	—	—	648,896

OTC Total return swap contracts*#	19,270	149,176	—	18,701	18,473	—	695,127	—	40,563	—	—	—	—	—	941,310

OTC Credit default swap contracts*#	—	38,576	—	—	4,880	—	—	—	—	—	—	—	—	—	43,456

Forward currency contracts#	16,070	197,189	—	117,905	79,922	19,926	71,789	37,594	147,162	—	142,682	237,979	75,626	58,787	1,202,631

Forward premium swap
option contracts #	—	—	—	—	—	—	203,139	—	259,628	—	—	—	—	—	462,767

Purchased swap options** #	—	—	—	—	76,219	—	—	—	—	—	—	—	—	—	76,219

Total Assets	$284,202	$656,921	$648,896	$136,606	$333,403	$19,926	$1,204,296	$37,594	$515,351	$—	$142,682	$237,979	$75,626	$58,787	$4,352,269

Liabilities:

OTC Interest rate swap contracts*#	$146,102	$290,810	$—	$—	$260,558	$—	$834,069	$—	$361,736	$—	$—	$—	$—	$—	$1,893,275

Centrally cleared interest rate
swap contracts§	—	—	373,645	—	—	—	—	—	—	—	—	—	—	—	373,645

OTC Total return swap contracts*#	62,912	204,374	—	65,895	247,038	2,923	9,246	—	913	—	—	—	—	—	593,301

OTC Credit default swap contracts*#	15,359	7,525	—	—	89,039	164,344	—	—	—	—	—	—	—	—	276,267

Futures contracts§	—	—	—	—	—	—	—	—	—	39,616	—	—	—	—	39,616

Forward currency contracts#	129,235	306,609	—	231,640	106,058	95,352	148,576	24,897	239,170	—	140,082	269,209	146,279	90,904	1,928,011

Forward premium swap
option contracts #	—	—	—	—	—	—	77,450	—	210,249	—	—	—	—	—	287,699

Written swap options #	—	—	—	—	58,630	—	—	—	—	—	—	—	—	—	58,630

Total Liabilities	$353,608	$809,318	$373,645	$297,535	$761,323	$262,619	$1,069,341	$24,897	$812,068	$39,616	$140,082	$269,209	$146,279	$90,904	$5,450,444

Total Financial and Derivative
Net Assets	$(69,406)	$(152,397)	$275,251	$(160,929)	$(427,920)	$(242,693)	$134,955	$12,697	$(296,717)	$(39,616)	$2,600	$(31,230)	$(70,653)	$(32,117)	$(1,098,175)

Total collateral
received (pledged) ##†	$(69,406)	$(92,977)	$—	$(160,929)	$(390,811)	$(241,879)	$—	$—	$(286,856)	$—	$—	$—	$(68,989)	$—	$(1,311,847)

Net amount	$—	$(59,420)	$275,251	$—	$(37,109)	$(814)	$134,955	$12,697	$(9,861)	$(39,616)	$2,600	$(31,230)	$(1,664)	$(32,117)	$213,672

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

#Covered by master netting agreement. (See Note 1 to the financial statements)

##Any over-collateralization of total financial and derivative net assets is not shown.

§Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

48 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 49

Trustee approval of management contract

Putnam Investment Management (“Putnam Management”) serves as investment manager to your fund under a management contract. In addition, Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), provides services to your fund under a sub-management contract between Putnam Management and PIL. Putnam Management is majority owned (directly and indirectly) by Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial services, communications and other business sectors. Until his death on October 8, 2013, The Honourable Paul G.  Desmarais, both directly and through holding companies, controlled a majority of the voting shares of Power Corporation of Canada. Upon his death, Mr.  Desmarais’ voting control of shares of Power Corporation of Canada was transferred to The Desmarais Family Residuary Trust (the “Transfer”). As a technical matter, the Transfer may have constituted an “assignment” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), causing your fund’s existing management and sub-management contracts to terminate automatically. On October 18, 2013, the Trustees, including all of the Trustees who are not “interested persons” (as this term is defined in the 1940 Act) of the Putnam funds (the “Independent Trustees”), approved interim management contracts between the Putnam funds and Putnam Management and the continuance of your fund’s sub-management contract to address this possibility and to avoid disruption of investment advisory and other services provided to the Putnam funds. At a subsequent meeting on November 22, 2013, the Trustees, including all of the Independent Trustees, approved new definitive management contracts between the Putnam funds and Putnam Management and determined to recommend their approval to the shareholders of the Putnam funds at a shareholder meeting called for February 27, 2014. The Trustees also approved new sub-management contracts, to be effective at the same time as the new definitive management contracts.

In considering whether to approve your fund’s interim management contract and the continuance of your fund’s sub-management contract in October, and in considering whether to approve your fund’s new definitive management contract and its new sub-management contract in November, the Trustees took into account that they had recently approved the continuation (through June 30, 2014) of the fund’s previous management and sub-management contracts at their meeting in June 2013. The Trustees considered that the terms of the interim management contract and new definitive management contract were identical to those of the previous management contract, except for the effective dates and initial terms and for certain non-substantive changes. They also considered that the terms of the sub-management contract were identical to those of the previous sub-management contract, except for the effective dates and initial terms. In light of the substantial similarity between the proposed contracts and the previous versions of these contracts approved by the Trustees at their June 2013 meeting, the Trustees relied to a considerable extent on their review of these contracts in connection with their June meeting. In addition, the Trustees considered a number other factors relating to the Transfer, including, but not limited to, the following:

• Information about the operations of The Desmarais Family Residuary Trust, including that Paul Desmarais, Jr. and André  Desmarais, Mr. Desmarais’ sons, were expected to exercise, jointly, voting control over the Power Corporation of Canada shares controlled by The Desmarais Family Residuary Trust.

• That Paul Desmarais, Jr. and André Desmarais had been playing active managerial roles at Power Corporation of Canada, with responsibility for the oversight of Power Corporation of Canada’s subsidiaries, including Putnam Investments, since Power Corporation of Canada had acquired Putnam Investments in 2007, including serving as Directors of Putnam Investments, and that the Transfer would not affect their responsibilities as officers of Power Corporation of Canada.

• The intention expressed by representatives of Power Corporation of Canada and its subsidiaries, Power Financial Corporation and Great-West Lifeco, that there would be no change to the operations or management of Putnam Investments, to Putnam Management’s management of the funds or to investment, advisory and other services provided to the funds by Putnam Management and its affiliates as a result of the Transfer.

• Putnam Management’s assurances that, following the Transfer, Putnam Management would continue to provide the same level of services to each fund and that the Transfer will not have an adverse impact on the ability of Putnam Management and its affiliates to continue to provide high quality investment advisory and other services to the funds.

• Putnam Management’s assurances that there are no current plans to make any changes to the operations of the funds, existing management fees, expense limitations, distribution arrangements, or the quality of any services provided to the funds or their shareholders, as a result of the Transfer.

• The benefits that the funds have received and may potentially receive as a result of Putnam Management being a member of the Power Corporation of Canada group of companies, which promotes the stability of the Putnam organization.

• Putnam Investments’ commitment to bear a reasonable share of the expenses incurred by the Putnam Funds in connection with the Transfer.

General conclusions in connection with the Trustees’ June 2013 approval of the fund’s management and sub-management contracts

As noted above, in connection with their deliberations in October and November 2013, in addition to the factors described above, the Trustees considered their recent approval of your fund’s management and sub-management contracts in June 2013. The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management and sub-management contracts. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of

50 Putnam VT Diversified Income Fund

the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2013, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2013, the Contract Committee met in executive session to discuss and consider its preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 20, 2013 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2013, subject to certain changes in the sub-management contract noted below. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ June 2013 approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the current fee arrangements in the management contracts for the Putnam funds were implemented at the beginning of 2010 following extensive review and discussion by the Trustees, as well as approval by shareholders.

As noted above, the Trustees considered administrative revisions to your fund’s sub-management contract. Putnam Management recommended that the sub-management contract be revised to reduce the sub-management fee that Putnam Management pays to PIL with respect to the portion of the portfolios of certain funds, but not your fund, that may be allocated to PIL from time to time. The Independent Trustees’ approval of this recommendation was based on their conclusion that these changes would have no practical effect on Putnam Management’s continued responsibility for the management of these funds or the costs borne by fund shareholders and would not result in any reduction in the nature and quality of services provided to the funds.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. Putnam Management’s support for these expense limitations, including its agreement to reduce the expense limitation applicable to the open-end funds’ investor servicing fees and expenses as noted above, was an important factor in the Trustees’

Putnam VT Diversified Income Fund 51

decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2012 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2012 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2012 was a year of strong competitive performance for many of the Putnam funds, with only a relatively small number of exceptions. They noted that this strong performance was exemplified by the fact that the Putnam funds were recognized by Barron’s as the best performing mutual fund complex for 2012 — the second time in four years that Putnam Management has achieved this distinction for the Putnam funds. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2012 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year, and five-year periods. For a number of Putnam funds with relatively unique investment mandates, the Trustees evaluated performance based on comparisons of their total returns with the returns of selected investment benchmarks or targeted returns. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2012 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

1st	3rd	4th

Over the one-year, three-year and five-year periods ended December 31, 2012, there were 66, 54 and 45 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees, while noting that your fund’s investment performance over the one-year period ended December 31, 2012 had been favorable, expressed concern about your fund’s fourth quartile performance over the five-year period then ended and considered

52 Putnam VT Diversified Income Fund

the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s view that the fund’s underperformance over the five-year period was due in significant part to the fund’s particularly weak performance in 2008 and 2011. They noted Putnam Management’s observation that performance in 2008 was largely attributable to the fund’s investments in commercial and residential mortgage-backed securities, which significantly underperformed during the economic downturn in 2008. They also noted Putnam Management’s view that performance in 2011 was hurt by the fund’s relative emphasis on shorter duration investments, which reduced the fund’s sensitivity to interest rate changes but detracted from performance, as well as by the fund’s exposure to high yield, non-Agency residential mortgage-backed securities and to emerging markets coupled with currency exposure to the Australian dollar.

The Trustees considered that, although the fund had not performed well over the five-year period ended December 31, 2012, the fund ranked in the first quartile for the one-year period, and that Putnam Management remained confident in the fund’s portfolio managers and their investment process. The Trustees also considered a number of other changes that Putnam Management had made in recent years in efforts to support and improve fund performance generally. In particular, the Trustees recognized that Putnam Management has adjusted the compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance issues that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on past responsiveness of Putnam Management to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

Putnam VT Diversified Income Fund 53

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution and Chair of its Investment Committee.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company; SM Energy Company, a domestic exploration and production company; UNS Energy Corporation, an Arizona utility; Cody Resources Management, a private company in the energy and ranching businesses.	
Jameson A. Baxter Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None	
Charles B. Curtis Born 1940 Trustee since 2001	Senior Advisor to the Center for Strategic and International Studies. President Emeritus and former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Member of the Council on Foreign Relations and U.S. State Department International Security Advisory Board.	Southern California Edison, a regulated electric utility, and its parent company, Edison International	
Robert J. Darretta Born 1946 Trustee since 2007	From 2009 until 2012, served as Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Anne Ray Charitable Trust's Investment Committee, Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy	
John A. Hill Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Global Markets and Corporate Ownership at The Columbia University Law School.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Paul L. Joskow Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	Yale University; TransCanada Corporation, an energy company focused on natural gas transmission, oil pipeline, and power services; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra

54 Putnam VT Diversified Income Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2013, there were 116 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers
In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President
Officer, and Compliance Liaison	Since 2010	Since 2004
Since 2004	Manager of Finance, Dunkin’ Brands	Director of Trustee Relations,
	(2008–2010); Senior Financial Analyst, Old	Putnam Investments and
Steven D. Krichmar (Born 1958)	Mutual Asset Management (2007–2008);	Putnam Management
Vice President and Principal Financial Officer	Senior Financial Analyst, Putnam Investments
Since 2002	(1999–2007)	Mark C. Trenchard (Born 1962)
Chief of Operations, Putnam Investments and		Vice President and BSA Compliance Officer
Putnam Management	Janet C. Smith (Born 1965)	Since 2002
	Vice President, Principal Accounting Officer,	Director of Operational Compliance,
Robert T. Burns (Born 1961)	and Assistant Treasurer	Putnam Investments and Putnam
Vice President and Chief Legal Officer	Since 2007	Retail Management
Since 2011	Director of Fund Administration Services,
General Counsel, Putnam Investments,	Putnam Investments and	Nancy E. Florek (Born 1957)
Putnam Management, and Putnam	Putnam Management	Vice President, Director of Proxy Voting and
Retail Management		Corporate Governance, Assistant Clerk, and
	Susan G. Malloy (Born 1957)	Associate Treasurer
Robert R. Leveille (Born 1969)	Vice President and Assistant Treasurer	Since 2000
Vice President and Chief Compliance Officer	Since 2007
Since 2007	Director of Accounting & Control
Chief Compliance Officer, Putnam	Services, Putnam Investments and
Investments, Putnam Management, and	Putnam Management
Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

Putnam VT Diversified Income Fund 55

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56 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Marketing Services	Legal Counsel	Kenneth R. Leibler
Putnam Retail Management	Ropes & Gray LLP	Robert E. Patterson
One Post Office Square		George Putnam, III
Boston, MA 02109	Auditor	Robert L. Reynolds
	PricewaterhouseCoopers LLP	W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 57

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	285150 2/14

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In July 2013, the Code of Ethics of Putnam Investment Management, LLC was amended. The changes to the Code of Ethics were as follows: (i) eliminating the requirement for employees to hold their shares of Putnam mutual funds for specified periods of time, (ii) removing the requirement to preclear transactions in certain kinds of exchange-traded funds and exchange-traded notes, although reporting of all such instruments remains required; (iii) eliminating the excessive trading rule related to employee transactions in securities requiring preclearance under the Code; (iv) adding provisions related to monitoring of employee trading; (v) changing from a set number of shares to a set dollar value of stock of mid- and large-cap companies on the Restricted List that can be purchased or sold; (vi) adding a requirement starting in March 2014 for employees to generally use certain approved brokers that provide Putnam with an electronic feed of transactions and statements for their personal brokerage accounts; and (vii) certain other changes.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2013	$133,313	$ —	$8,445	$ —
December 31, 2012	$174,153	$ —	$8,445	$890

For the fiscal years ended December 31, 2013 and December 31, 2012, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $158,445 and $261,447 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2013	$ —	$150,000	$ —	$ —

December 31, 2012	$ —	$147,500	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 27, 2014

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 27, 2014